DOCUMENT>
N-CSR
<SEQUENCE>1
<FILENAME>BBHTRUSTNCSR.txt
BBH TRUST 06-30-04 NCSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-03779

Name of Fund:  BBH TRUST

		BBH Money Market Fund
		BBH U.S. Treasury Money Fund
		BBH Tax Fee Short/Intermediate Fixed Income Fund
		BBH Tax Exempt Money Fund



Fund Address:  40 Water Street
               	Boston, MA  02109-3661

Name and address of agent for service:
	Michael D. Martins, Principal Financial Officer,
	BBH Fund, Inc., 40 Water Street, Boston, MA,  02109
  	Mailing address:  140 Broadway, New York, NY, 10005

Registrant's telephone number, including area code:  (800) 625-5759

Date of fiscal year end: 06/30/04

Date of reporting period: 07/01/03 - 6/30/04

Item 1 - Attach shareholder report

                         [LOGO] Brown Brothers Harriman

                                 Annual Report
                                 JUNE 30, 2004
                             BBH Money Market Fund

BBH MONEY MARKET FUND
-------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004

ASSETS:
   Investment in BBH U.S. Money Market Portfolio
      (the "Portfolio"), at value ...........................     $1,375,342,079
                                                                  --------------
         Total Assets .......................................      1,375,342,079
                                                                  --------------
LIABILITIES:
   Payables for:
      Shareholder services fees .............................            289,153
      Administrative fees ...................................            109,878
      Dividends declared ....................................             44,489
      Professional fees .....................................             40,786
      Board of Trustees' fees ...............................              7,875
      Accounting fees .......................................              2,000
   Accrued expenses and other liabilities ...................             46,262
                                                                  --------------
         Total Liabilities ..................................            540,443
                                                                  --------------
NET ASSETS, for 1,374,801,636 fund shares outstanding .......     $1,374,801,636
                                                                  ==============
Net Assets Consist of:
   Paid-in capital ..........................................     $1,374,801,636
                                                                  ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE ................     $         1.00
                                                                  ==============

   The accompanying notes are an integral part of these financial statements

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended June 30, 2004

INVESTMENT INCOME:
   Interest income allocated from Portfolio .................      $ 16,037,405
   Expenses allocated from Portfolio ........................        (2,307,869)
                                                                   ------------
     Net Investment Income Allocated from Portfolio .........        13,729,536
                                                                   ------------
Expenses:
   Shareholder services fees ................................         3,600,961
   Administrative fees ......................................         1,368,364
   Professional fees ........................................            64,721
   Board of Trustees' fees ..................................            48,370
   Accounting fees ..........................................             8,000
   Miscellaneous expenses ...................................           110,535
                                                                   ------------
     Total Expenses .........................................         5,200,951
                                                                   ------------
Net Investment Income .......................................      $  8,528,585
                                                                   ============

   The accompanying notes are an integral part of these financial statements


FINANCIAL STATEMENT JUNE 30, 2004                                              3

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS


                                                         For the years ended June 30,
                                                   ----------------------------------
                                                         2004               2003
                                                   ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
         Net investment income .................   $     8,528,585    $    15,169,821
   Dividends declared from net investment income        (8,528,585)       (15,169,821)
                                                   ---------------    ---------------
   From Fund Share (Principal) Transactions
     at Net Asset Value of $1.00 per share:
         Fund shares sold ......................     5,144,651,486      4,457,583,656
         Fund shares issued in reinvestment
           of dividends ........................         4,156,598          7,624,344
         Fund shares repurchased ...............    (5,232,593,269)    (4,388,558,011)
                                                   ---------------    ---------------
   Net increase (decrease) in net assets
         resulting from fund share transactions        (83,785,185)        76,649,989
NET ASSETS:
   Beginning of year ...........................     1,458,586,821      1,381,936,832
                                                   ---------------    ---------------
   End of year .................................   $ 1,374,801,636    $ 1,458,586,821
                                                   ===============    ===============

The accompanying notes are an integral part of these financial statements

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year

                                                                   For the years ended June 30,
                                       -------------------------------------------------------------------------------------
                                             2004              2003              2002              2001              2000
                                       -------------     -------------     -------------     -------------     -------------
Net asset value, beginning of year .   $        1.00     $        1.00     $        1.00     $        1.00     $        1.00
Income from investment operations:
   Net investment income ...........            0.01              0.01              0.02              0.05              0.05
Dividends to shareholders from net
   investment income ...............           (0.01)            (0.01)            (0.02)            (0.05)            (0.05)
                                       -------------     -------------     -------------     -------------     -------------
Net asset value, end of year .......   $        1.00     $        1.00     $        1.00     $        1.00     $        1.00
                                       -------------     -------------     -------------     -------------     -------------
Total return .......................            0.59%             1.06%             2.10%             5.57%             5.36%
Ratios/Supplemental data1:
   Net assets, end of year
      (000's omitted) ..............   $   1,374,802     $   1,458,587     $   1,381,937     $   1,449,742     $   1,421,982
   Ratio of expenses to average
      net assets ...................            0.52%             0.52%             0.51%             0.52%             0.53%
   Ratio of net investment income to
     average net assets ............            0.59%             1.05%             2.08%             5.43%             5.29%

   The accompanying notes are an integral part of these financial statements

----------
1 Ratios include the Fund's share of Portfolio income, expenses paid by the Portfolio and the expense offset arrangement, as appropriate.


FINANCIAL STATEMENT JUNE 30, 2004                                              5

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2004


1. Organization and Significant Accounting Policies. BBH Money Market Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund with a par value of $0.01 per share. At June 30, 2004, there were four series of the Trust.

      The Fund invests all of its investable assets in the BBH U.S. Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 48% at June 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Fund records its investments in the Portfolio at fair value. Valuation of investments in the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

      B. Interest Income and Expenses. The Fund records its share of the Portfolio's income and expenses each day. In addition, the Fund accrues its own expenses.

      C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

      D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

2.    Transactions with Affiliates.

      Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.095% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended June 30, 2004, the Fund incurred $1,368,364 for administrative services.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2004

      Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the year ended June 30, 2004, the Fund incurred $3,600,961 for shareholder servicing services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2004, the Fund incurred $48,370 for Trustees' fees.

      Accounting Fees. The Fund has an accounting agreement with BBH for which BBH receives a fee calculated and paid monthly. For the year ended June 30, 2004, the Fund incurred $8,000 for accounting services.


FINANCIAL STATEMENT JUNE 30, 2004                                              7

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Trustees of BBH Trust and Shareholders of
BBH Money Market Fund

We have audited the accompanying statement of assets and liabilities of BBH Money Market Fund (a series of BBH Trust) (the "Fund") as of June 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Money Market Fund as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 13, 2004

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2004 (expressed in U.S. dollars)

Principal                                                           Maturity           Interest
  Amount                                                              Date               Rate          Value
-----------                                                         --------           --------     -----------
                  BANK NOTES (6.6%)
$39,700,000       BNP Paribas ..................................    04/15/05             1.320%      $39,515,680
 45,000,000       Canadian Imperial Bank
                     of Commerce* ..............................    07/08/04             1.126        45,001,616
 30,000,000       Royal Bank of Canada* ........................    07/27/04             1.245        29,996,654
 50,000,000       U.S. Bank NA .................................    11/17/04             1.170        50,005,741
 25,000,000       U.S. Bank NA .................................    03/11/05             1.200        24,997,254
                                                                                                     -----------
                  Total Bank Notes .............................                                     189,516,945
                                                                                                     -----------
                  CERTIFICATES OF DEPOSIT (11.3%)
 30,000,000       ABN Amro Bank NV .............................    08/27/04             1.380        30,008,399
 25,000,000       ABN Amro Bank NV .............................    10/29/04             1.370        24,999,173
 25,000,000       BNP Paribas ..................................    09/22/04             1.230        25,000,000
 25,000,000       Deutsche Bank AG .............................    07/07/04             1.120        25,000,000
 25,000,000       Deutsche Bank AG .............................    12/03/04             1.510        25,000,000
 25,000,000       Rabobank Nederland NV ........................    10/29/04             1.360        25,000,000
 30,000,000       Royal Bank of Scotland .......................    09/07/04             1.120        30,001,112
 40,000,000       Royal Bank of Scotland .......................    02/23/05             1.330        39,969,371
 20,000,000       Societe Generale .............................    05/31/05             2.000        20,000,000
 50,000,000       UBS AG (Stamford) ............................    03/14/05             1.205        49,795,614
 28,250,000       Washington Mutual, Inc. ......................    12/14/04             1.820        28,250,000
                                                                                                     -----------
                  Total Certificates of Deposit ................                                     323,023,669
                                                                                                     -----------
                  COMMERCIAL PAPER (47.3%)
 50,000,000       Bank of America Corp. ........................    08/04/04             1.090        49,948,528
 50,000,000       Bear Stearns & Co., Inc. .....................    07/06/04             1.060        49,992,639
 50,000,000       Beta Financial Group, Inc. ...................    08/11/04             1.230        49,929,958
 75,000,000       BMW U.S. Capital LLC .........................    07/01/04             1.450        75,000,000
 50,000,000       Citigroup Global Market
                     Holdings, Inc. ............................    07/01/04             1.400        50,000,000
 75,000,000       Citigroup Global Market
                     Holdings, Inc. ............................    07/12/04             1.080        74,975,250
 23,340,000       Citigroup Global Market
                     Holdings, Inc. ............................    09/07/04             1.300        23,282,687
 25,170,000       City of Chicago, Illinois ....................    08/02/04             1.210        25,142,928
 50,000,000       Credit Suisse First
                     Boston Corp. ..............................    08/19/04             1.200        49,918,333
 49,500,000       Danske Corp. .................................    07/12/04             1.220        49,481,548

   The accompanying notes are an integral part of these financial statements


FINANCIAL STATEMENT JUNE 30, 2004                                              9

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2004 (expressed in U.S. dollars)

Principal                                                           Maturity           Interest
  Amount                                                              Date               Rate          Value
-----------                                                         --------           --------     -----------
                  COMMERCIAL PAPER (continued)
$25,000,000       Danske Corp. .................................    08/06/04            1.100%     $  24,972,500
 25,000,000       General Electric Capital Corp. ...............    08/04/04            1.080         24,974,500
 50,000,000       General Electric Capital Corp. ...............    08/18/04            1.200         49,920,000
 50,000,000       Goldman Sachs Group, Inc. ....................    01/05/05            1.360         49,644,889
 50,000,000       HBOS Treasury Services, Plc. .................    07/15/04            1.090         49,978,806
 25,000,000       HBOS Treasury Services, Plc. .................    08/13/04            1.085         24,967,600
 50,000,000       ING Funding LLC ..............................    07/15/04            1.230         49,976,083
 25,000,000       ING Funding LLC ..............................    09/01/04            1.100         24,952,639
 12,080,000       International Lease Finance Corp. ............    07/08/04            1.050         12,077,533
 19,006,000       International Lease Finance Corp. ............    07/13/04            1.035         18,999,443
 25,000,000       Kittyhawk Fund Corp. .........................    07/07/04            1.060         24,995,583
 50,000,000       Kittyhawk Fund Corp. .........................    07/15/04            1.100         49,978,611
 39,742,000       National Rural Utilities
                     Cooperative Finance Corp. .................    07/07/04            1.060         39,734,979
 30,000,000       SLM Corp. ....................................    12/01/04            1.770         29,774,325
 50,000,000       Societe Generale .............................    07/16/04            1.060         49,977,917
 75,000,000       Steamboat Funding Corp. ......................    07/07/04            1.360         74,983,000
 23,335,000       Three Rivers Funding Corp. ...................    07/01/04            1.050         23,335,000
 15,014,000       Three Rivers Funding Corp. ...................    07/02/04            1.050         15,013,562
 67,624,000       Tulip Funding Corp. ..........................    07/14/04            1.210         67,594,452
 75,000,000       UBS Finance, Ltd. ............................    07/01/04            1.420         75,000,000
 80,890,000       Wal-Mart Stores, Inc. ........................    08/24/04            1.100         80,756,532
                                                                                                   -------------
                  Total Commercial Paper .......................                                   1,359,279,825
                                                                                                   -------------
                  CORPORATE BOND (1.7%)
 50,000,000       Abbey National Treasury
                     Services, Plc.* ...........................    07/19/04            1.205         49,993,705
                                                                                                   -------------
                  MUNICIPAL BOND (1.2%)
 35,700,000       Los Angeles, California, Water
                     & Power Revenue* ..........................    07/01/04            1.130%        35,700,000
                                                                                                  --------------
                  U.S. GOVERNMENT AGENCY
                     OBLIGATIONS (14.4%)
 29,000,000       Federal Farm Credit Bank* ....................    07/07/04            1.521         29,000,000
 40,000,000       Federal Farm Credit Bank* ....................    10/05/04            1.326         40,000,000
 25,000,000       Federal Farm Credit Bank .....................    10/08/04            1.250         24,914,063

   The accompanying notes are an integral part of these financial statements

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2004 (expressed in U.S. dollars)

Principal                                                           Maturity           Interest
  Amount                                                              Date               Rate          Value
-----------                                                         --------           --------     -----------
                  U.S. GOVERNMENT AGENCY
                     OBLIGATIONS (continued)
 75,000,000       Federal Home Loan Mortgage Corp.* ............    07/01/04            1.050%    $   74,991,141
 50,000,000       Federal Home Loan Mortgage Corp. .............    09/20/04            1.240         49,860,500
 94,025,000       Federal National Mortgage Assoc.* ............    07/07/04            1.531         94,025,000
 50,000,000       Federal National Mortgage Assoc. .............    07/07/04            1.190         49,990,084
 50,000,000       Federal National Mortgage Assoc. .............    09/17/04            1.280         49,861,334
                                                                                                  --------------
                  Total U.S. Government
                    Agency Obligations .........................                                     412,642,122
                                                                                                  --------------
                  TIME DEPOSITS (18.0%)
125,000,000       Banc One Corp. ...............................    07/01/04             1.460       125,000,000
 65,300,000       Deutsche Bank AG .............................    07/01/04             1.200        65,300,000
100,000,000       Dresdner Bank ................................    07/01/04             1.430       100,000,000
100,000,000       Rabobank Group ...............................    07/01/04             1.410       100,000,000
 75,000,000       Royal Bank of Canada .........................    07/01/04             1.250        75,000,000
 50,000,000       Societe Generale .............................    07/01/04             1.375        50,000,000
                                                                                                  --------------
                  Total Time Deposits ..........................                                     515,300,000
                                                                                                  --------------
TOTAL INVESTMENTS AT AMORTIZED COST ............................                         100.5%   $2,885,456,266
LIABILITIES IN EXCESS OF OTHER ASSETS ..........................                          (0.5)      (14,294,758)
                                                                                         -----    --------------
NET ASSETS .....................................................                         100.0%   $2,871,161,508
                                                                                         =====    ==============

----------
* Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the June 30, 2004 coupon rate.

   The accompanying notes are an integral part of these financial statements


FINANCIAL STATEMENT JUNE 30, 2004                                             11

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (expressed in U.S. dollars)

ASSETS:
   Investments, at amortized cost .........................       $2,885,456,266
   Interest receivable ....................................            2,979,319
   Prepaid expenses .......................................               79,401
                                                                  --------------
      Total Assets ........................................        2,888,514,986
                                                                  --------------
LIABILITIES:
   Due to bank ............................................           16,857,148
   Payables for:
      Investment advisory fees ............................              244,816
      Custody and accounting fees .........................               99,000
      Administrative fees .................................               85,685
      Professional fees ...................................               43,423
      Board of Trustees' fees .............................               13,702
   Accrued expenses and other liabilities .................                9,704
                                                                  --------------
          Total Liabilities ...............................           17,353,478
                                                                  --------------
NET ASSETS ................................................       $2,871,161,508
                                                                  ==============

   The accompanying notes are an integral part of these financial statements

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended June 30, 2004 (expressed in U.S. dollars)

NET INVESTMENT INCOME:
   Income:
      Interest ..........................................          $ 33,971,937
                                                                   ------------
   Expenses:
      Investment advisory fees ..........................             3,051,272
      Administrative fees ...............................             1,067,945
      Custody and accounting fees .......................               437,025
      Board of Trustees' fees ...........................               103,795
      Professional fees .................................                53,003
      Miscellaneous expenses ............................               175,042
                                                                   ------------
         Total Expenses .................................             4,888,082
         Fees paid indirectly ...........................                (5,574)
                                                                   ------------
         Net Expenses ...................................             4,882,508
                                                                   ------------
         Net Investment Income ..........................           $29,089,429
                                                                    ===========

   The accompanying notes are an integral part of these financial statements


FINANCIAL STATEMENT JUNE 30, 2004                                             13

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (expressed in U.S. dollars)

                                                      For the years ended June 30,
                                                   ------------------------------------
                                                         2004                2003
                                                   ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
      Net investment income ....................   $     29,089,429    $     46,985,348
                                                   ----------------    ----------------
   Capital Transactions:
      Proceeds from contributions ..............      9,821,500,707      11,833,968,310
      Value of withdrawals .....................    (10,401,093,623)    (11,332,869,201)
                                                   ----------------    ----------------
         Net increase (decrease) in net assets
            resulting from capital transactions        (579,592,916)        501,099,109
                                                   ----------------    ----------------
         Total increase (decrease) in net assets       (550,503,487)        548,084,457
NET ASSETS:
   Beginning of year ...........................      3,421,664,995       2,873,580,538
                                                   ----------------    ----------------
   End of year .................................   $  2,871,161,508    $  3,421,664,995
                                                   ================    ================

   The accompanying notes are an integral part of these financial statements

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (expressed in U.S. dollars)

                                                                 For the years ended June 30,
                                       ------------------------------------------------------------------------------
                                          2004             2003             2002             2001             2000
                                       ----------       ----------       ----------       ----------       ----------
Total return .......................         0.99%            1.44%            2.47%            5.95%            5.70%
Ratios/Supplemental data:
   Net assets, end of year
      (000's omitted) ..............   $2,871,162       $3,421,665       $2,873,581       $2,358,010       $1,602,484
   Expenses as a percentage of
      average net assets:
      Net expenses paid by Portfolio         0.16%            0.15%            0.16%            0.15%            0.21%
      Expense offset arrangement ...         0.00%(1)         0.00%(1)         0.00%(1)         0.01%              --
                                       ----------       ----------       ----------       ----------       ----------
         Total expenses ............         0.16%            0.15%            0.16%            0.16%            0.21%
   Ratio of net investment income to
      average net assets ...........         0.95%            1.40%            2.39%            5.64%            5.60%

----------
1     Amount is less than 0.01%.

   The accompanying notes are an integral part of these financial statements


FINANCIAL STATEMENT JUNE 30, 2004                                             15

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL HIGHLIGHTS
June 30, 2004 (expressed in U.S. dollars)

1. Organization and Accounting Policies. BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to date of maturity.

      C. Federal Income Taxes. The Portfolio is treated as a partnership for federal income tax purposes and its operations are conducted in such a way that is it not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At June 30, 2004, the cost of investments for federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

      D. Other. Investment transactions are accounted for on a trade date basis. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Portfolio's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the year ended June 30, 2004, the Portfolio incurred $3,051,272 for advisory services.

      Administrative Fees. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended June 30, 2004, the Portfolio incurred $1,067,945 for administrative services.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL HIGHLIGHTS
June 30, 2004 (expressed in U.S. dollars)

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the year ended June 30, 2004, the Portfolio incurred $103,795 for the Trustees' fees.

      Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended June 30, 2004, the Portfolio incurred $437,025 for custody and accounting services. These fees were reduced by $5,574 as a result of an expense offset arrangement with the Portfolio's custodian.


FINANCIAL STATEMENT JUNE 30, 2004                                             17

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Trustees of BBH Trust and Investors of
BBH U.S. Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities of BBH U.S. Money Market Portfolio (the "Portfolio"), including the portfolio of investments, as of June 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH U.S. Money Market Portfolio as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 13, 2004

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Trustees of the BBH U.S. Money Market Portfolio (the "Portfolio") and executive officers of the Portfolio is set forth below. Part B to the Registration Statement of the Portfolio includes additional information about the Portfolio's Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                                                                    Number of Funds/
                       Position(s) Held   Term of Office#   Principal               Portfolio in Fund      Other Trustee/
Name, Birth Date and   with Trust/        and Length of     Occupation(s) During    Complex Overseen by    Directorships
Address                Portfolio          Time Served       Past 5 Years            Trustee                Held by Trustee
------------------------------------------------------------------------------------------------------------------------------
Directors

Joseph V. Shields,     Chairman of the    Since 1990        Managing Director,      11                     None
Jr.                    Board and Trustee                    Chairman and Chief
Birth Date:                                                 Executive Officer of
March 17, 1938                                               Shields & Company
Shields & Company                                           (registered
140 Broadway New                                            broker-dealer and
York,                                                       member of New York
NY 10005                                                    Stock Exchange);
                                                            Chairman of Capital
                                                            Management
                                                            Associates, Inc.
                                                            (registered
                                                            investment adviser);
                                                            Vice Chairman and
                                                            Trustee of New York
                                                            Racing Association;
                                                            Director of Flowers
                                                            Industries, Inc.
                                                            (diversified food
                                                            company).

Eugene P. Beard        Trustee            Since 1993.       Retired; Vice           11                     Director of Old
Birth Date:                                                 Chairman-Finance/                              Westbury Funds
March 17, 1935                                              Operations and CFO                             (5); Trustee of
The Interpublic Group                                       of The Interpublic                             Sandhill
of Companies, Inc. 372                                      Group of Companies,                            Investment Fund
Danbury Road 2nd                                            Inc. (until December                           II.
Floor Wilton, CT                                            1999); Special
06897                                                       Advisor to The
                                                            Interpublic Group of
                                                            Companies, Inc.
                                                            (February 2000 to
                                                            December 2003).

Richard L. Carpenter   Trustee            Since 1999        Retired.                11                     None
Birth Date:
March 17, 1933
10820 North La
Quinta Drive
Tucson, AZ 85737

David P. Feldman       Trustee            Since 1990        Director of Jeffrey     11                     Director of
Birth Date:                                                 Co. (1992 to                                   Dreyfus Mutual
November 16, 1939                                           present); Director of                          Funds (59 Funds)
3 Tall Oaks Drive                                           QMED (1999 to
Warren, NJ 07059                                            present).


FINANCIAL STATEMENT JUNE 30, 2004                                             19

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
(unaudited)

                                                                                    Number of Funds/
                       Position(s) Held   Term of Office#   Principal               Portfolio in Fund      Other Trustee/
Name, Birth Date and   with Trust/        and Length of     Occupation(s) During    Complex Overseen by    Directorships
Address                Portfolio          Time Served       Past 5 Years            Trustee                Held by Trustee
------------------------------------------------------------------------------------------------------------------------------
Directors

J. Angus Ivory         Trustee            Since 1999        Retired; Director of    11                     None
Birth Date:                                                 Brown Brothers
July 31, 1932                                               Harriman Ltd.
Greenway Farm,                                              (subsidiary of Brown
Tockenham, Swindon,                                         Brothers Harriman &
Wiltshire, SN4 7PP                                          Co.) (until December
England                                                     2001); Advisor to RAF
                                                            Central Fund
                                                            (1992-June 2003).

Alan G. Lowy           Trustee            Since 1993        Private Investor.       11                     None
Birth Date:
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436

Arthur D.              Trustee            Since 1992        Retired; Trustee,       11                     None
Miltenberger                                                R.K. Mellon Family
Birth Date:                                                 Trusts (1981-June
November 8, 1938                                            2003); General
503 Darlington Road                                         Partner, Mellon
Ligonier, PA 15658                                          Family Investment
                                                            Company IV, V and VI
                                                            (1983-2002); Director
                                                            of Aerostructures
                                                            Corporation (aircraft
                                                            manufacturer)
                                                            (1996-July 2003).

Officers

John A. Nielsen        President,         Since 2004        President of BBH        N/A                    N/A
Birth Date:            Principal                            Trust, BBH Prime
July 15, 1943          Executive Officer                    Institutional Money
140 Broadway                                                Market Fund, Inc.,
New York, NY 10005                                          BBH Common Settlement
                                                            II Fund, Inc., BBH
                                                            Fund, Inc. and BBH
                                                            U.S. Money Market
                                                             Portfolio (since
                                                            January 2004); He
                                                            joined Brown Brothers
                                                            Harriman & Co. ("BBH
                                                            & Co.") in 1968 and
                                                            has been a Partner of
                                                            the firm since 1987.

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
(unaudited)

                                                                                    Number of Funds/
                       Position(s) Held   Term of Office#   Principal               Portfolio in Fund      Other Trustee/
Name, Birth Date and   with Trust/        and Length of     Occupation(s) During    Complex Overseen by    Directorships
Address                Portfolio          Time Served       Past 5 Years            Trustee                Held by Trustee
------------------------------------------------------------------------------------------------------------------------------
Directors

Michael D. Martins     Vice President,    Since 2002        Vice President,         N/A                    N/A
Birth Date:            Treasurer,                           Treasurer, Principal
November 5, 1965       Principal                            Accounting Officer
140 Broadway           Accounting                           and Principal
New York, NY 10005     Officer and                          Financial Officer of
                       Principal                            BBH Trust, BBH Prime
                       Financial Officer                    Institutional Money
                                                            Market Fund, Inc.,
                                                            BBH Common Settlement
                                                            II Fund, Inc., BBH
                                                            Fund, Inc. and BBH
                                                            U.S. Money Market
                                                            Portfolio; Vice
                                                            President (since
                                                            April 2002) and
                                                            Assistant Vice
                                                            President (December
                                                            1996-March 2002) of
                                                            BBH & Co.

Gail C. Jones          Secretary          Since 2002        Secretary of BBH        N/A                    N/A
Birth Date:                                                 Trust, BBH Prime
October 26, 1953                                            Institutional Money
1001 Liberty Avenue                                         Market Fund, Inc.,
Pittsburgh, PA                                              BBH Common Settlement
15222-3779                                                  II Fund, Inc., BBH
                                                            Fund, Inc. and BBH
                                                            U.S. Money Market
                                                            Portfolio (since
                                                            August 2002);
                                                            Counsel, ReedSmith,
                                                            LLP (since October
                                                            2002); Corporate
                                                            Counsel (January
                                                            1997-September 2002)
                                                            and Vice President
                                                            (January
                                                            1999-September 2002)
                                                            of Federated Services
                                                            Company.

Peter J. Germain       Vice President     Since 2002        Vice President of BBH   N/A                    N/A
Birth Date:                                                 Trust, BBH Prime
September 3, 1959                                           Institutional Money
1001 Liberty Avenue                                         Market Fund, Inc.,
Pittsburgh, PA                                              BBH Common Settlement
15222-3779                                                  II Fund, Inc., BBH
                                                            Fund, Inc. and BBH
                                                            U.S. Money Market
                                                            Portfolio (since
                                                            August 2002); Senior
                                                            Vice President (since
                                                            November 1997) of
                                                            Federated Services
                                                            Company.

Judith J. Mackin       Vice President     Since 2002        Vice President of BBH   N/A                    N/A
Birth Date:                                                 Trust, BBH Prime
May 30, 1960                                                Institutional Money
1001 Liberty Avenue                                   Market Fund, Inc.,Pittsburgh, PA
	                                                  BBH Common Settlement
15222-3779                                                  II Fund, Inc., BBH
                                                            Fund, Inc. and BBH
                                                            U.S. Money Market
                                                            Portfolio (since
                                                            August 2002); Vice
                                                            President (since
                                                            November 1997) of
                                                            Federated Services
                                                            Company.


FINANCIAL STATEMENT JUNE 30, 2004                                             21

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
(unaudited)

                                                                                    Number of Funds/
                       Position(s) Held   Term of Office#   Principal               Portfolio in Fund      Other Trustee/
Name, Birth Date and   with Trust/        and Length of     Occupation(s) During    Complex Overseen by    Directorships
Address                Portfolio          Time Served       Past 5 Years            Trustee                Held by Trustee
------------------------------------------------------------------------------------------------------------------------------
Directors

Victor R. Siclari      Assistant          Since 2002        Assistant Secretary     N/A                    N/A
Birth Date: November   Secretary                            of BBH Trust, BBH
17, 1961                                                    Prime Institutional
1001 Liberty Avenue                                         Money Market Fund,
Pittsburgh, PA                                              Inc., BBH Common
15222-3779                                                  Settlement II Fund,
                                                            Inc., BBH Fund, Inc.
                                                            and BBH U.S. Money
                                                            Market Portfolio
                                                            (since August 2002);
                                                            Partner, ReedSmith,
                                                            LLP (since October
                                                            2002); Vice President
                                                            (March 1996-September
                                                            2002) and Senior
                                                            Corporate Counsel
                                                            (July 1998-September
                                                            2002) of Federated
                                                            Investors, Inc.

Nancy D. Osborn        Assistant          Since 2002        Assistant Secretary     N/A                    N/A
Birth Date:            Secretary                            of BBH Trust, BBH
May 4, 1966                                                 Prime Institutional
140 Broadway                                                Money Market Fund,
New York, NY 10005                                          Inc., BBH Common
                                                            Settlement II Fund,
                                                            Inc., BBH Fund, Inc.
                                                            and BBH U.S. Money
                                                            Market Portfolio
                                                            (since August 2002);
                                                            Assistant Vice
                                                            President (since
                                                            April 2003) and
                                                            Associate (April
                                                            1996-March 2003) of
                                                            BBH & Co.

John C. Smith          Assistant          Since 2002        Assistant Treasurer     N/A                    N/A
Birth Date:            Treasurer                            of BBH Trust, BBH
August 2, 1965                                              Prime Institutional
50 Milk Street                                              Money Market Fund,
Boston, MA 02109                                            Inc., BBH Common
                                                            Settlement II Fund,
                                                            Inc., BBH Fund, Inc.
                                                            and BBH U.S. Money
                                                            Market Portfolio
                                                            (since August 2002);
                                                            Assistant Vice
                                                            President (since
                                                            September 2001),
                                                            Associate (September
                                                            2000-August 2001) and
                                                            Senior Analyst (June
                                                            1999-August 2000) of
                                                            BBH & Co.


FINANCIAL STATEMENT JUNE 30, 2004                                             22

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
(unaudited)

                                                                                    Number of Funds/
                       Position(s) Held   Term of Office#   Principal               Portfolio in Fund      Other Trustee/
Name, Birth Date and   with Trust/        and Length of     Occupation(s) During    Complex Overseen by    Directorships
Address                Portfolio          Time Served       Past 5 Years            Trustee                Held by Trustee
------------------------------------------------------------------------------------------------------------------------------
Directors

Gregory V. Lomakin     Assistant          Since 2002        Assistant Treasurer     N/A                    N/A
Birth Date:            Treasurer                            of BBH Trust, BBH
February 23, 1965                                           Prime Institutional
50 Milk Street                                              Money Market Fund,
Boston, MA 02109                                            Inc., BBH Common
                                                            Settlement II Fund,
                                                            Inc., BBH Fund, Inc.
                                                            and BBH U.S. Money
                                                            Market Portfolio
                                                            (since August 2002);
                                                            Vice President (since
                                                            April 2003),
                                                            Assistant Vice
                                                            President (April
                                                            2001-March 2003), and
                                                            Associate (May
                                                            1992-March 2001) of
                                                            BBH & Co.

----------
# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All Officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's by-laws).

^ The Fund Complex consists of BBH Trust, BBH Prime Institutional Money Market Fund, Inc., BBH Common Settlement II Fund, Inc., BBH Fund, Inc. and BBH U.S. Money Market Portfolio. BBH Trust has four series, and BBH Fund, Inc. has four series.


FINANCIAL STATEMENT JUNE 30, 2004                                             23

Investment Adviser and Administrator

Brown Brothers Harriman
140 Broadway
New York, NY 10005

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Shareholder Servicing Agent
Brown Brothers Harriman
140 Broadway
New York, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                           Call 1-800-575-1265
By E-mail send your request to:         bbhfunds@bbh.com
On the internet:                        www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                     [LOGO]Brown Brothers Harriman
                                     [LOGO]Brown Brothers Harriman

                                  Annual Report
                                  JUNE 30, 2004

                          BBH U.S. Treasury Money Fund

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2004

   Principal
    Amount                                                            Value
   ---------                                                       ------------
                 U.S. TREASURY BILLS (a) (70.7%)
$   56,425,000   due 07/15/04, 1.012% .........................    $ 56,403,274
    26,435,000   due 09/23/04, 1.124% .........................      26,367,292
                                                                   ------------
                 Total U.S. Treasury Bills ....................      82,770,566
                                                                   ------------
                 U.S. TREASURY NOTES (29.3%)
    14,800,000   due 08/31/04, 2.125% .........................      14,822,551
    15,500,000   due 10/31/04, 2.125% .........................      15,555,334
     4,000,000   due 04/30/05, 1.625% .........................       3,995,391
                                                                   ------------
                 Total U.S. Treasury Notes ....................      34,373,276
                                                                   ------------

TOTAL INVESTMENTS, AT AMORTIZED COST ..............  100.0%        $117,143,842
OTHER ASSETS IN EXCESS OF LIABILITIES .............    0.0               27,984
                                                     -----         ------------
NET ASSETS ........................................  100.0%        $117,171,826
                                                     =====         ============
----------
(a)   Rates shown are yields to maturity at time of purchase.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004

ASSETS:

     Investments, at amortized cost ............................   $117,143,842
     Interest receivable .......................................        171,561
     Prepaid expenses ..........................................          4,246
                                                                   ------------
              Total Assets .....................................    117,319,649
                                                                   ------------
LIABILITIES:
     Due to bank ...............................................         33,624
     Payables for:
         Professional fees .....................................         29,519
         Shareholder servicing fees ............................         26,449
         Investment advisory fees ..............................         17,632
         Administrative fees ...................................         12,421
         Custody and accounting fees ...........................         10,693
         Dividends declared ....................................          1,743
         Board of Trustees' fees ...............................            923
     Accrued expenses and other liabilities ....................         14,819
                                                                   ------------
              Total Liabilities ................................        147,823
                                                                   ------------
NET ASSETS, for 117,169,415 fund shares outstanding ............   $117,171,826
                                                                   ============
Net Assets Consist of:
     Paid-in capital ...........................................   $117,171,826
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE ...................   $       1.00
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended June 30, 2004

NET INVESTMENT INCOME:
     Income:

         Interest ................................................   $1,355,526
                                                                     ----------
     Expenses:
         Shareholder servicing fees ..............................      309,116
         Investment advisory fees ................................      206,078
         Administrative fees .....................................      137,384
         Custody and accounting fees .............................       57,956
         Professional fees .......................................       34,493
         Board of Trustees' fees .................................        7,916
         Miscellaneous expenses ..................................       61,445
                                                                     ----------
              Total Expenses .....................................      814,388
              Expense offset arrangement .........................       (1,291)
                                                                     ----------
              Net Expenses .......................................      813,097
                                                                     ----------
     Net Investment Income .......................................   $  542,429
                                                                     ==========

   The accompanying notes are an integral part of these financial statements.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              For the years ended June 30,
                                                                            --------------------------------
                                                                                2004                2003
                                                                            ------------        ------------
DECREASE IN NET ASSETS:
     From Operations:
         Net investment income ..........................................   $    542,429        $  1,645,795
     Dividends declared from net investment income ......................       (540,449)         (1,637,907)
                                                                            ------------        ------------
         Net increase in net assets from operations .....................          1,980               7,888
                                                                            ------------        ------------

     From Fund Share (Principal) Transactions at
         Net Asset Value of $1.00 per share:
              Fund shares sold ..........................................    666,067,396         577,290,183
              Fund shares issued in reinvestment of dividends ...........        249,036             598,130
              Fund shares repurchased ...................................   (686,032,869)       (629,020,187)
                                                                            ------------        ------------
                Net decrease in net assets resulting from
                 fund share transactions ................................    (19,716,437)        (51,131,874)
                                                                            ------------        ------------
                Total decrease in net assets ............................    (19,714,457)        (51,123,986)

NET ASSETS:
     Beginning of year ..................................................    136,886,283         188,010,269
                                                                            ------------        ------------
     End of year ........................................................   $117,171,826        $136,886,283
                                                                            ============        ============

   The accompanying notes are an integral part of these financial statements.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year

                                                                         For the years ended June 30,
                                                    ------------------------------------------------------------------
                                                      2004           2003           2002            2001        2000
                                                    --------       --------       -------         --------    --------
Net asset value, beginning of year ............        $1.00          $1.00          $1.00           $1.00       $1.00
Income from investment operations:
  Net investment income .......................        0.001           0.01           0.02            0.05        0.05
Dividends to shareholders from net
  investment income ...........................        (0.00)(1)      (0.01)         (0.02)          (0.05)      (0.05)
                                                    --------       --------       --------        --------    --------
Net asset value, end of year ..................        $1.00          $1.00          $1.00           $1.00       $1.00
                                                    ========       ========       ========        ========    ========
Total return ..................................         0.40%          0.91%          1.95%           5.20%       4.75%
Ratios/Supplemental data:
  Net assets, end of year
    (000's omitted) ...........................     $117,172       $136,886       $188,010        $186,039    $134,425
  Ratio of expenses to average net assets .....         0.59%(2)       0.57%(2)       0.56%(2)        0.55%       0.57%
  Ratio of net investment income to
    average net assets ........................         0.39%          0.92%          1.91%           5.00%       4.68%

----------
1     Less than $0.01 per share.

2 The ratio of expenses to average net assets for the years ended June 30, 2004, 2003 and 2002 reflects fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.59%, 0.57% and 0.56%, respectively.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2004

1. Organization and Significant Accounting Policies. BBH U.S. Treasury Money Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on March 12, 1991. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund with a par value of $0.01 per share. At June 30, 2004, there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

      C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At June 30, 2004, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

      D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

      E. Other. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the year ended June 30, 2004, the Fund incurred $206,078 for advisory services.


FINANCIAL STATEMENT  JUNE 30, 2004                                             7

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2004

Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended June 30, 2004, the Fund incurred $137,384 for administrative services.

Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.225% of the Fund's average daily net assets. For the year ended June 30, 2004, the Fund incurred $309,116 for shareholder servicing services.

Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2004, the Fund incurred $7,916 for Trustees' fees.

Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended June 30, 2004, the Fund incurred $57,956 for custody and accounting services. These fees were reduced by $1,291 as a result of an expense offset arrangement with the Fund's custodian.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Trustees of BBH Trust and Shareholders of
BBH U.S. Treasury Money Fund

We have audited the accompanying statement of assets and liabilities of BBH U.S. Treasury Money Fund (a series of BBH Trust) (the "Fund"), including the portfolio of investments, as of June 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH U.S. Treasury Money Fund as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 13, 2004


FINANCIAL STATEMENT  JUNE 30, 2004                                             9

TRUSTEES AND OFFICERS OF BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Trustees of BBH Trust (the "Trust") and executive officers of the Trust is set forth below. Part B to the Registration Statement of BBH U.S. Treasury Money Fund includes additional information about the Fund's Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                                                                                Number of
                                                   Term of                                      Funds/
                                                   Office#                                      Portfolio     Other
                                                   and                                          in Fund       Trustee/
Name,                          Position(s)         Length                                       Complex       Directorships
Birth Date                     Held with           of Time      Principal Occupation(s)         Overseen by   Held by
and Address                    Trust/Portfolio     Served       During Past 5 Years             Trustee^      Trustee
----------------------------------------------------------------------------------------------------------------------------
Directors

Joseph V. Shields, Jr.         Chairman of the     Since 1990   Managing Director, Chairman     11            None
Birth Date:                    Board and Trustee                and Chief Executive Officer
March 17, 1938                                                  of Shields & Company
Shields & Company                                               (registered broker-dealer and
140 Broadway                                                    member of New York Stock
New York, NY 10005                                              Exchange); Chairman of
                                                                Capital Management
                                                                Associates, Inc. (registered
                                                                investment adviser); Vice
                                                                Chairman and Trustee of New
                                                                York Racing Association;
                                                                Director of Flowers
                                                                Industries, Inc. (diversified
                                                                food company).

Eugene P. Beard                Trustee             Since 1993   Retired; Vice                   11            Director of Old
Birth Date:                                                     Chairman-Finance/Operations                   Westbury Funds
March 17, 1935                                                  and CFO of The Interpublic                    (5); Trustee of
The Interpublic Group                                           Group of Companies, Inc.                      Sandhill
of Companies, Inc.                                              (until December 1999);                        Investment Fund
372 Danbury Road                                                Special Advisor to The                        II.
2nd Floor                                                       Interpublic Group of
Wilton, CT 06897                                                Companies, Inc. (February
                                                                2000 to December 2003).

Richard L. Carpenter           Trustee             Since 1999   Retired.                        11            None
Birth Date:
March 17, 1933
10820 North La
Quinta Drive
Tucson, AZ 85737

David P. Feldman               Trustee             Since 1990   Director of Jeffrey Co. (1992   11            Director of
Birth Date:                                                     to present); Director of QMED                 Dreyfus Mutual
November 16, 1939                                               (1999 to present).                            Funds (59 Funds)
3 Tall Oaks Drive
Warren, NJ 07059

TRUSTEES AND OFFICERS OF BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
(unaudited)

                                                                                                Number of
                                                   Term of                                      Funds/
                                                   Office#                                      Portfolio     Other
                                                   and                                          in Fund       Trustee/
Name,                          Position(s)         Length                                       Complex       Directorships
Birth Date                     Held with           of Time      Principal Occupation(s)         Overseen by   Held by
and Address                    Trust/Portfolio     Served       During Past 5 Years             Trustee^      Trustee
----------------------------------------------------------------------------------------------------------------------------
J. Angus Ivory                 Trustee             Since 1999   Retired; Director of Brown      11            None
Birth Date:                                                     Brothers Harriman Ltd.
July 31, 1932                                                   (subsidiary of Brown Brothers
Greenway Farm, Tockenham,                                       Harriman & Co.) (until
Swindon, Wiltshire, SN4 7PP                                     December 2001); Advisor to
England                                                         RAF Central Fund (1992-June
                                                                2003).

Alan G. Lowy                   Trustee             Since 1993   Private Investor.               11            None
Birth Date:
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436

Arthur D. Miltenberger         Trustee             Since 1992   Retired; Trustee, R.K. Mellon   11            None
Birth Date:                                                     Family Trusts (1981-June
November 8, 1938                                                2003); General Partner,
503 Darlington Road                                             Mellon Family Investment
Ligonier, PA 15658                                              Company IV, V and VI
                                                                (1983-2002); Director of
                                                                Aerostructures Corporation
                                                                (aircraft manufacturer)
                                                                (1996-July 2003).

Officers

John A. Nielsen                President,          Since 2004   President of the Trust, BBH     N/A           N/A
Birth Date:                    Principal                        Prime Institutional Money
July 15, 1943                  Executive Officer                Market Fund, Inc., BBH Common
140 Broadway                                                    Settlement II Fund, Inc., BBH
New York, NY 10005                                              Fund, Inc. and BBH U.S. Money
                                                                Market Portfolio (since
                                                                January 2004); He joined
                                                                Brown Brothers Harriman & Co.
                                                                ("BBH & Co.") in 1968 and has
                                                                been a Partner of the firm
                                                                since 1987.


FINANCIAL STATEMENT  JUNE 30, 2004                                            11

TRUSTEES AND OFFICERS OF BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
(unaudited)

                                                                                                Number of
                                                   Term of                                      Funds/
                                                   Office#                                      Portfolio     Other
Name,                                              and                                          in Fund       Trustee/
                               Position(s)         Length                                       Complex       Directorships
Birth Date                     Held with           of Time      Principal Occupation(s)         Overseen by   Held by
and Address                    Trust/Portfolio     Served       During Past 5 Years             Trustee^      Trustee
----------------------------------------------------------------------------------------------------------------------------
Michael D. Martins             Vice President,     Since 2002   Vice President, Treasurer,      N/A           N/A
Birth Date:                    Treasurer,                       Principal Accounting Officer
November 5, 1965               Principal                        and Principal Financial
140 Broadway                   Accounting                       Officer of the Trust, BBH
New York, NY 10005             Officer and                      Prime Institutional Money
                               Principal                        Market Fund, Inc., BBH Common
                               Financial Officer                Settlement II Fund, Inc., BBH
                                                                Fund, Inc. and BBH U.S. Money
                                                                Market Portfolio; Vice
                                                                President (since April 2002)
                                                                and Assistant Vice President
                                                                (December 1996-March 2002) of
                                                                BBH & Co.

Gail C. Jones                  Secretary           Since 2002   Secretary of the Trust, BBH     N/A           N/A
Birth Date:                                                     Prime Institutional Money
October 26, 1953                                                Market Fund, Inc., BBH Common
1001 Liberty Avenue                                             Settlement II Fund, Inc., BBH
Pittsburgh,                                                     Fund, Inc. and BBH U.S. Money
PA 15222-3779                                                   Market Portfolio (since
                                                                August 2002); Counsel,
                                                                ReedSmith, LLP (since October
                                                                2002); Corporate Counsel
                                                                (January 1997-September 2002)
                                                                and Vice President (January
                                                                1999-September 2002) of
                                                                Federated Services Company.

Peter J. Germain               Vice President      Since 2002   Vice President of the Trust,    N/A           N/A
Birth Date:                                                     BBH Prime Institutional Money
September 3, 1959                                               Market Fund, Inc., BBH Common
1001 Liberty Avenue                                             Settlement II Fund, Inc., BBH
Pittsburgh,                                                     Fund, Inc. and BBH U.S. Money
PA 15222-3779                                                   Market Portfolio (since
                                                                August 2002); Senior Vice
                                                                President (since November
                                                                1997) of Federated Services
                                                                Company.

Judith J. Mackin               Vice President      Since 2002   Vice President of the Trust,    N/A           N/A
Birth Date:                                                     BBH Prime Institutional Money
May 30, 1960                                                    Market Fund, Inc., BBH Common
1001 Liberty Avenue                                             Settlement II Fund, Inc., BBH
Pittsburgh,                                                     Fund, Inc. and BBH U.S. Money
PA 15222-3779                                                   Market Portfolio (since
                                                                August 2002); Vice President
                                                                (since November 1997) of
                                                                Federated Services Company.

TRUSTEES AND OFFICERS OF BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
(unaudited)

                                                                                                Number of
                                                   Term of                                      Funds/
                                                   Office#                                      Portfolio     Other
                                                   and                                          in Fund       Trustee/
Name,                          Position(s)         Length                                       Complex       Directorships
Birth Date                     Held with           of Time      Principal Occupation(s)         Overseen by   Held by
and Address                    Trust/Portfolio     Served       During Past 5 Years             Trustee^      Trustee
----------------------------------------------------------------------------------------------------------------------------
Victor R. Siclari              Assistant           Since 2002   Assistant Secretary of the      N/A           N/A
Birth Date:                    Secretary                        Trust, BBH Prime
November 17, 1961                                               Institutional Money Market
1001 Liberty Avenue                                             Fund, Inc., BBH Common
Pittsburgh,                                                     Settlement II Fund, Inc., BBH
PA 15222-3779                                                   Fund, Inc. and BBH U.S. Money
                                                                Market Portfolio (since
                                                                August 2002); Partner,
                                                                ReedSmith, LLP (since October
                                                                2002); Vice President (March
                                                                1996-September 2002) and
                                                                Senior Corporate Counsel
                                                                (July 1998-September 2002) of
                                                                Federated Investors, Inc.

Nancy D. Osborn                Assistant           Since 2002   Assistant Secretary of the      N/A           N/A
Birth Date:                    Secretary                        Trust, BBH Prime
May 4, 1966                                                     Institutional Money Market
140 Broadway                                                    Fund, Inc., BBH Common
 New York, NY 10005                                             Settlement II Fund, Inc., BBH
                                                                Fund, Inc. and BBH U.S. Money
                                                                Market Portfolio (since
                                                                August 2002); Assistant Vice
                                                                President (since April 2003)
			and Associate (April
                                                                1996-March 2003) of BBH & Co.

John C. Smith                  Assistant           Since 2002   Assistant Treasurer of the      N/A           N/A
                               Treasurer                        Trust, BBH Prime
Birth Date:                                                     Institutional Money Market
August 2, 1965                                                  Fund, Inc., BBH Common
50 Milk Street                                                  Settlement II Fund, Inc., BBH
Boston, MA 02109                                                Fund, Inc. and BBH U.S. Money
                                                                Market Portfolio (since
                                                                August 2002); Assistant Vice
                                                                President (since September
                                                                2001), Associate (September
                                                                2000-August 2001) and Senior
                                                                Analyst (June 1999-August
                                                                2000) of BBH & Co.


FINANCIAL STATEMENT  JUNE 30, 2004                                            13

TRUSTEES AND OFFICERS OF BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
(unaudited)

                                                                                                Number of
                                                   Term of                                      Funds/
                                                   Office#                                      Portfolio     Other
                                                   and                                          in Fund       Trustee/
Name,                          Position(s)         Length                                       Complex       Directorships
Birth Date                     Held with           of Time      Principal Occupation(s)         Overseen by   Held by
and Address                    Trust/Portfolio     Served       During Past 5 Years             Trustee^      Trustee
----------------------------------------------------------------------------------------------------------------------------
Gregory V. Lomakin             Assistant           Since 2002   Assistant Treasurer of the      N/A           N/A
Birth Date:                    Treasurer                        Trust, BBH Prime
February 23, 1965                                               Institutional Money Market
50 Milk Street                                                  Fund, Inc., BBH Common
Boston, MA 02109                                                Settlement II Fund, Inc., BBH
                                                                Fund, Inc. and BBH U.S. Money
                                                                Market Portfolio (since
                                                                August 2002); Vice President
                                                                (since April 2003), Assistant
                                                                Vice President (April
                                                                2001-March 2003), and
                                                                Associate (May 1992-March
                                                                2001) of BBH & Co.

----------
# Each Trustee of the Trust holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before
 January 1,      2000), or until he or she sooner dies, resigns or is
removed from office
      in accordance with the provisions of the Trust's Declaration of Trust. All Officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's by-laws).

^ The Fund Complex consists of the Trust, BBH Prime Institutional Money Market Fund, Inc., BBH Common Settlement II Fund, Inc., BBH Fund, Inc. and BBH U.S. Money Market Portfolio. The Trust has four series, and BBH Fund, Inc. has four series.

Investment Adviser and Administrator
Brown Brothers Harriman
140 Broadway
New York, NY 10005

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Shareholder Servicing Agent
Brown Brothers Harriman
140 Broadway
New York, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                     Call 1-800-575-1265
By E-mail send your request to:   bbhfunds@bbh.com
On the internet:                  www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                     [LOGO]Brown Brothers Harriman


                         [LOGO] Brown Brothers Harriman

                                 Annual Report

                                 JUNE 30, 2004

               BBH Tax Free Short/Intermediate Fixed Income Fund

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2004

    Principal                                                          Maturity           Interest
    Amount                                                               Date               Rate              Value
    ---------                                                          --------           --------         -----------
                       MUNICIPAL BONDS (98.4%)
                       CERTIFICATE OF PARTICIPATION (0.9%)
   $1,060,000          Platte County, Missouri ....................     03/01/08            4.000%         $ 1,093,782
                                                                                                           -----------
                       EDUCATION (8.8%)
    1,935,000          Alabama State Public School &
                          College Authority .......................     11/01/05            5.250            2,019,018
    1,000,000          Arizona State University Revenue ...........     07/01/08            5.000            1,076,170
      400,000          Connecticut State Health &
                          Educational Facilities Authority* .......     07/01/04            1.100              400,000
    1,100,000          Connecticut State Health & Educational
                          Facilities Authority* ...................     07/01/04            1.100            1,100,000
    1,000,000          Greenville County, South Carolina,
                          School District .........................     12/01/07            5.000            1,063,540
      500,000          Massachusetts State Development
                          Finance Agency, Boston
                          University Revenue* .....................     07/01/04            1.020              500,000
    2,000,000          New York State Dormitory Authority .........     02/15/07            4.000            2,057,380
      575,000          New York State Dormitory Authority .........     02/15/07            3.000              577,145
    1,500,000          Texas A & M University Revenue .............     05/15/07            5.000            1,595,520
      750,000          University of Houston, Texas ...............     02/15/07            3.500              765,757
                                                                                                           -----------
                       Total Education ............................                                         11,154,530
                                                                                                           -----------
                       ESCROWED TO MATURITY (a) (2.9%)
    2,500,000          Houston, Texas, Water & Sewer
                          System Revenue ..........................     12/01/05            5.000            2,608,500
    1,040,000          New Mexico Finance Authority,
                          Highway Revenue .........................     09/01/06            5.000            1,102,899
                                                                                                           -----------
                       Total Escrowed To Maturity .................                                          3,711,399
                                                                                                           -----------
                       GENERAL OBLIGATIONS (42.6%)
    1,000,000          Arlington, Texas ...........................     08/15/05            5.200            1,037,800
    1,475,000          Austin, Texas ..............................     09/01/06            5.250            1,563,913
    2,000,000          Austin, Texas ..............................     09/01/06            5.000            2,110,140
    1,000,000          Beaufort County, South Carolina,
                          School District .........................     03/01/08            4.000            1,039,950
    1,515,000          Birmingham, Alabama ........................     07/01/05            5.000            1,565,192

   The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2004

    Principal                                                          Maturity           Interest
    Amount                                                               Date               Rate              Value
    ---------                                                          --------           --------         -----------
                       MUNICIPAL BONDS (continued)
                       GENERAL OBLIGATIONS (continued)
   $1,000,000          Branson, Missouri, School District .........     03/01/08            4.000%         $ 1,031,520
      200,000          California State ...........................     02/01/08            5.000              212,812
      450,000          Carrollton-Farmers Branch, Texas,
                          Independent School District .............     02/15/06            4.000              463,225
      870,000          Chester County, Pennsylvania ...............     09/01/08            4.000              901,929
      500,000          Chicago, Illinois ..........................     01/01/08            4.000              516,765
    1,000,000          Chicago, Illinois, Metropolitan Water
                          Reclamation District ....................     12/01/07            5.000            1,067,890
    1,000,000          Chicago, Illinois, Park District ...........     01/01/08            4.500            1,049,970
    1,000,000          Dallas, Texas ..............................     02/15/08            4.000            1,036,360
    1,000,000          Delaware County, Pennsylvania ..............     10/01/05            5.300            1,042,320
    1,000,000          Delaware State .............................     08/01/07            4.500            1,058,120
      655,000          Du Page County, Illinois, Forest
                          Preserve District .......................     11/01/05            6.000              689,807
      500,000          El Paso, Texas .............................     08/15/07            4.500              526,035
      650,000          Florida State Board of Education ...........     06/01/06            4.000              672,535
    1,400,000          Georgia State ..............................     08/01/06            4.000            1,452,136
    1,000,000          Georgia State ..............................     11/01/07            3.000            1,010,710
    1,175,000          Greensboro, North Carolina .................     05/01/08            4.000            1,223,962
    1,000,000          Guilford County, North Carolina* ...........     10/01/07            4.000            1,039,050
    1,075,000          Hamilton County, Tennessee .................     10/01/07            4.000            1,115,957
    1,000,000          Harris County, Texas .......................     10/01/05            5.000            1,038,040
    1,750,000          Hawaii State ...............................     02/01/07            5.250            1,868,563
    1,175,000          Houston, Texas, Independent
                          School District .........................     07/15/06            3.500            1,205,092
    1,500,000          Illinois State .............................     08/01/07            5.000            1,601,400
    1,430,000          Jordan, Utah, School District ..............     06/15/08            4.000            1,488,330
      820,000          Las Vegas-Clark County, Nevada,
                          Library District ........................     06/01/07            2.750              815,047
      580,000          Las Vegas-Clark County, Nevada,
                          Library District ........................     06/01/08            3.000              573,052
    2,000,000          Massachusetts State ........................     01/01/07            4.000            2,067,960
    1,725,000          Milwaukee County, Wisconsin ................     08/01/07            4.000            1,785,962
    1,000,000          Milwaukee, Wisconsin .......................     09/01/06            5.000            1,054,420

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  JUNE 30, 2004                                             3

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2004

    Principal                                                          Maturity           Interest
    Amount                                                               Date               Rate              Value
    ---------                                                          --------           --------         -----------
                       MUNICIPAL BONDS (continued)
                       GENERAL OBLIGATIONS (continued)
   $1,000,000          Minneapolis, Minnesota .....................     12/01/05            5.000%         $ 1,042,690
    1,000,000          Mississippi State ..........................     12/01/05            5.000            1,042,410
      505,000          Ocean Township, New Jersey,
                          Board of Education ......................     03/01/08            4.250              529,169
    1,090,000          Oklahoma City, Oklahoma ....................     03/01/07            4.000            1,129,981
    1,000,000          Portsmouth, Virginia .......................     07/01/07            4.000            1,039,680
    1,000,000          Shelby County, Tennessee ...................     04/01/06            5.000            1,049,330
    1,065,000          Southington, Connecticut ...................     09/15/08            2.500            1,040,047
    2,500,000          Texas State ................................     10/01/06            5.000            2,646,775
    1,000,000          Texas State ................................     10/01/07            5.000            1,070,770
      750,000          Vermont State ..............................     02/01/07            4.000              775,733
      725,000          Virginia Beach, Virginia ...................     07/15/07            5.300              782,246
    1,000,000          Virginia State .............................     06/01/06            4.000            1,036,000
    1,585,000          Warren County, Tennessee ...................     06/01/08            4.250            1,657,419
    2,000,000          Washington State ...........................     01/01/07            3.500            2,046,460
                                                                                                           -----------
                       Total General Obligations ..................                                         53,814,674
                                                                                                           -----------
                       HEALTH CARE (1.5%)
    1,400,000          California Statewide Communities
                          Development Authority* ..................     05/01/07            2.300            1,357,804
      500,000          Harris County, Texas, Health Facilities
                          Development Authority ...................     12/01/07            5.000              531,940
                                                                                                           -----------
                       Total Health Care ..........................                                          1,889,744
                                                                                                           -----------
                       INDUSTRIAL (2.1%)
    1,025,000          Chemung County, New York, Industrial
                          Development Agency ......................     11/01/06            4.000            1,055,668
      500,000          Lincoln County, Wyoming, Pollution
                          Control Revenue* ........................     07/01/04            1.000              500,000
    1,020,000          Missouri State Environmental
                          Improvement & Energy Resources
                          Authority, Pollution Control Revenue ....     01/01/06            6.000            1,077,436
                                                                                                           -----------
                       Total Industrial ...........................                                          2,633,104
                                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2004

    Principal                                                          Maturity            Interest
    Amount                                                               Date                Rate              Value
    ---------                                                          --------            --------         -----------
                       MUNICIPAL BONDS (continued)
                       MISCELLANEOUS (7.5%)
   $1,000,000          Alaska State Housing Financial Corp. ........... 12/01/05             5.000%         $ 1,040,850
    1,000,000          Kentucky State Property & Buildings
                          Commission .................................. 02/01/06             5.250            1,048,370
    2,000,000          New York, New York, City Transitional
                          Finance Authority ........................... 11/01/07             5.000            2,143,060
    2,000,000          Ohio State Building Authority .................. 04/01/08             4.500            2,108,820
    1,000,000          Puerto Rico Housing Finance Authority .......... 12/01/08             4.500            1,060,140
    1,000,000          Southcentral Pennsylvania General
                          Authority Revenue* .......................... 12/01/08             4.500            1,043,770
    1,000,000          Tobacco Settlement Financing Corp.,
                          New York .................................... 06/01/07             4.000            1,024,780
                                                                                                            -----------
                       Total Miscellaneous ............................                                       9,469,790
                                                                                                            -----------
                       PRE-REFUNDED (a) (0.8%)
    1,000,000          Ohio State Public Facilities Commission ........ 06/01/08             4.700            1,068,990
                                                                                                            -----------
                       SALES TAX (1.7%)
    1,100,000          Illinois State Sales Tax Revenue ............... 06/15/07             3.000            1,108,635
    1,000,000          Jacksonville, Florida, Sales
                          Tax Revenue ................................. 10/01/05             5.000            1,038,790
                                                                                                            -----------
                       Total Sales Tax ................................                                       2,147,425
                                                                                                            -----------
                       TRANSPORTATION (10.3%)
      725,000          Massachusetts State Federal
                          Highway Grant ............................... 06/15/07             4.200              754,087
    1,000,000          Michigan State Trunk Line
                          Highway Revenue ............................. 10/01/06             5.000            1,057,140
    1,000,000          New Jersey State Transportation Trust .......... 12/15/06             5.000            1,060,310
    1,500,000          New Mexico State Highway
                          Commission .................................. 06/15/06             5.000            1,580,850
    1,000,000          New York State Thruway Authority ............... 03/15/08             5.000            1,065,750
    2,000,000          Orlando & Orange County, Florida,
                          Expressway Authority ........................ 07/01/07             4.500            2,108,500
      700,000          Phoenix, Arizona, Street & Highway
                          User Revenue ................................ 07/01/08             4.500              739,438

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  JUNE 30, 2004                                             5

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2004

    Principal                                                          Maturity           Interest
    Amount                                                               Date               Rate              Value
    ---------                                                          --------           --------         -----------
                       MUNICIPAL BONDS (continued)
                       TRANSPORTATION (continued)
   $1,500,000          Texas State Turnpike Authority .............     06/01/07            5.000%         $ 1,594,800
    2,000,000          Texas State Turnpike Authority .............     06/01/07            4.000            2,070,940
      925,000          Triborough Building & Tunnel Authority,
                          New York ................................     11/15/06            4.000              960,659
                                                                                                           -----------
                       Total Transportation .......................                                         12,992,474
                                                                                                           -----------
                       UTILITIES (6.1%)
    3,000,000          Austin, Texas, Electric Utilities
                          System Revenue ..........................     11/15/05            5.000            3,119,940
      900,000          Boise-Kuna Irrigation District, Idaho,
                          Hydroelectricity Plant Project ..........     07/01/07            5.250              967,293
    1,000,000          Colorado Springs, Colorado,
                          Utilities Revenue .......................     11/15/08            5.000            1,079,430
    1,000,000          Nebraska Public Power District .............     01/01/07            4.000            1,033,250
      500,000          Salt River Project, Arizona ................     01/01/08            4.000              519,120
    1,000,000          St. John's River Power Park, Florida .......     10/01/06            5.000            1,057,360
                                                                                                           -----------
                       Total Utilities ............................                                          7,776,393
                                                                                                           -----------
                       WATER/SEWER (13.2%)
    1,345,000          Anderson, South Carolina, Water &
                          Sewer Revenue ...........................     07/01/08            4.000            1,397,737
    2,000,000          Broward County, Florida, Water &
                          Sewer Revenue ...........................     10/01/07            4.000            2,083,140
    2,500,000          Dallas, Texas, Waterworks & Sewer
                          System Revenue ..........................     10/01/06            5.000            2,643,975
    1,500,000          De Kalb County, Georgia, Water &
                          Sewer Revenue ...........................     10/01/05            6.250            1,580,610
      485,000          El Paso, Texas, Water & Sewer
                          Revenue .................................     03/01/07            4.000              501,529
      980,000          El Paso, Texas, Water & Sewer
                          Revenue .................................     03/01/08            4.000            1,013,634
    1,000,000          Irving, Texas, Waterworks & Sewer
                          Revenue .................................     08/15/07            4.375            1,048,980
    1,000,000          Los Angeles, California, Water &
                          Power Revenue ...........................     07/01/07            4.500            1,058,090

   The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2004

    Principal                                                          Maturity           Interest
    Amount                                                               Date               Rate              Value
    ---------                                                          --------           --------         -----------
                       MUNICIPAL BONDS (continued)
                       WATER/SEWER (continued)
   $  300,000          Massachusetts State Water
                          Resources Authority* ....................     07/01/04            1.110%        $    300,000
      300,000          Metropolitan Water District of
                          Southern California* ....................     07/01/04            1.100              300,000
    1,500,000          Michigan Municipal Bond Authority,
                          Clean Water Revenue .....................     10/01/05            5.500            1,570,335
    1,000,000          Michigan Municipal Bond Authority,
                          Clean Water Revenue .....................     10/01/06            5.000            1,059,160
    1,000,000          Ohio State Water Development
                          Authority ...............................     06/01/06            5.000            1,052,450
    1,000,000          Tarrant Regional Water District, Texas .....     03/01/06            4.500            1,037,930
                                                                                                          ------------
                       Total Water/Sewer ..........................                                         16,647,570
                                                                                                          ------------
TOTAL INVESTMENTS (Identified cost $124,887,560) (b) ..............                          98.4%        $124,399,875
OTHER ASSETS IN EXCESS OF LIABILITIES .............................                           1.6            2,034,201
                                                                                            -----         ------------
NET ASSETS ........................................................                         100.0%        $126,434,076
                                                                                            -----         ------------

----------

* Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the June 30, 2004 coupon rate.

(a) General obligation or revenue bonds that have been fully secured or collateralized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity date represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.

(b) The aggregate cost for federal income tax purposes is $124,887,560. The aggregate gross unrealized appreciation is $768,673, and the aggregate gross unrealized depreciation is $1,256,358, resulting in net unrealized depreciation of $487,685.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  JUNE 30, 2004                                             7

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004

ASSETS:

    Investments in securities,
    at value (identified cost $124,887,560) .....................  $124,399,875
    Cash ........................................................       321,553
    Receivables for:
    Interest ....................................................     1,441,708
    Fund shares sold ............................................       572,000
    Prepaid expenses ............................................         4,410
                                                                   ------------
    Total Assets ................................................   126,739,546
                                                                   ------------
LIABILITIES:
    Payables for:
    Fund shares redeemed ........................................       170,000
    Professional fees ...........................................        26,756
    Shareholder servicing fees ..................................        25,530
    Investment advisory fees ....................................        25,530
    Custody and accounting fees .................................        20,675
    Administrative fees .........................................        15,319
    Dividends and distributions declared ........................         5,977
    Board of Trustees' fees .....................................         1,026
    Accrued expenses and other liabilities ......................        14,657
                                                                   ------------
    Total Liabilities ...........................................       305,470
                                                                   ------------
NET ASSETS ......................................................  $126,434,076
                                                                   ============
Net Assets Consist of:
    Paid-in capital .............................................  $126,463,051
    Distributions in excess of net investment income ............        (5,977)
    Accumulated net realized gain on investments ................       464,687
    Net unrealized depreciation on investments ..................      (487,685)
                                                                   ------------
Net Assets ......................................................  $126,434,076
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
    ($126,434,076 / 11,982,732 shares outstanding) ..............  $      10.55
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended June 30, 2004

NET INVESTMENT INCOME:
    Income:
    Interest income .............................................   $3,243,931
                                                                    ----------
    Expenses:
    Investment advisory fees ....................................      304,142
    Shareholder servicing fees ..................................      304,142
    Administrative fees .........................................      182,485
    Custody and accounting fees .................................       83,099
    Professional fees ...........................................       33,419
    Board of Trustees' fees .....................................        6,897
    Miscellaneous expenses ......................................       62,130
                                                                    ----------
    Total Expenses ..............................................      976,314
    Expense offset arrangement ..................................       (1,249)
                                                                    ----------
    Net Expenses ................................................      975,065
                                                                    ----------
    Net Investment Income .......................................    2,268,866
                                                                    ----------
NET REALIZED AND UNREALIZED LOSS:
    Net realized gain on investments ............................      545,787
    Net change in unrealized appreciation on investments ........   (3,796,607)
                                                                    ----------
    Net Realized and Unrealized Loss ............................   (3,250,820)
                                                                    ----------
    Net Decrease in Net Assets Resulting From Operations ........   $ (981,954)
                                                                    ==========

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  JUNE 30, 2004                                             9

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          For the years ended June 30,
                                                                                     ------------------------------------
                                                                                          2004                    2003
                                                                                     ------------            ------------
INCREASE IN NET ASSETS:
    Operations:
      Net investment income ..............................................           $  2,268,866            $  2,417,471
      Net realized gain on investments ...................................                545,787                 420,227
      Net change in unrealized appreciation
        on investments ...................................................             (3,796,607)              1,153,402
                                                                                     ------------            ------------
      Net increase (decrease) in net assets resulting
        from operations ..................................................               (981,954)              3,991,100
                                                                                     ------------            ------------
    Dividends and distributions declared:
      From net investment income .........................................             (2,269,577)             (2,448,441)
      From net realized gain .............................................               (435,991)               (317,193)
                                                                                     ------------            ------------
        Total dividends and distributions declared .......................             (2,705,568)             (2,765,634)
                                                                                     ------------            ------------
    Fund shares transactions:
      Net proceeds from sales of fund shares .............................             81,143,731              72,500,590
      Net asset value of fund shares issued to shareholders
        in reinvestment of distributions .................................              1,022,073                 917,532
      Net cost of fund shares repurchased ................................            (59,305,159)            (49,747,275)
                                                                                     ------------            ------------
      Net increase in net assets resulting from fund
        shares transactions ..............................................             22,860,645              23,670,847
                                                                                     ------------            ------------
        Total increase in net assets .....................................             19,173,123              24,896,313
NET ASSETS:
    Beginning of year ....................................................            107,260,953              82,364,640
                                                                                     ------------            ------------
    End of year (including distributions in excess of net
      investment income of $5,977 and $5,923, respectively) ..............           $126,434,076            $107,260,953
                                                                                     ------------            ------------

   The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year

                                                                              For the years ended June 30,
                                                      -------------------------------------------------------------------------
                                                         2004             2003            2002            2001            2000
                                                      --------         --------         -------         -------         -------
Net asset value, beginning of year ...............      $10.87           $10.73          $10.53          $10.24          $10.30
Income from investment operations:
  Net investment income ..........................        0.18             0.25            0.31            0.35            0.34
  Net realized and unrealized
    gain (loss) on investments ...................       (0.28)            0.18            0.22            0.29           (0.06)
Less dividends and distributions:
  From net investment income .....................       (0.18)           (0.26)          (0.31)          (0.35)          (0.34)
  From net realized gains ........................       (0.04)           (0.03)          (0.02)             --              --
                                                      --------         --------         -------         -------         -------
Net asset value, end of year .....................      $10.55           $10.87          $10.73          $10.53          $10.24
                          ====                        ========         ========         =======         =======         =======
Total return .....................................       (0.75%)           4.04%           5.14%           6.37%           2.88%
Ratios/Supplemental data:
  Net assets, end of year (000's omitted) ........    $126,434         $107,261         $82,365         $64,592         $78,381
  Ratio of expenses to average net assets:
    Net expenses paid by Fund ....................        0.80%            0.82%           0.83%           0.77%           0.85%
    Expense offset arrangement ...................        0.00%(1)         0.00%          10.01%           0.06%           0.03%
                                                      --------         --------         -------         -------         -------
      Total expenses .............................        0.80%            0.82%           0.84%           0.83%           0.88%
  Ratio of net investment income to
    average net assets ...........................        1.86%            2.33%           2.90%           3.36%           3.29%
  Portfolio turnover rate ........................          90%              82%             94%             45%             22%

----------
1     Amount is less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  JUNE 30, 2004                                            11

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2004

1.    Organization   and   Significant   Accounting   Policies.   BBH  Tax  Free
      Short/Intermediate Fixed Income Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on July 23, 1992. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund with a par value of $0.01 per share. At June 30, 2004, there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. Bonds and other fixed income securities (other than short-term obligations, but including listed issues) are valued on the basis of valuations furnished by pricing services, use of which has been approved by the Board of Trustees. In making such valuations, the pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into
            account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value.

      B. Accounting for Investments. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund.

      C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its net income to its shareholders. Accordingly, no federal income tax provision is required.

      D. Dividends and Distributions to Shareholders. Dividends from net investment income are declared daily and paid monthly. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date. Distributions paid by the Fund from net interest received on tax-exempt bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2004

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the year ended June 30, 2004, the Fund incurred $304,142 for advisory services.

      Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended June 30, 2004, the Fund incurred $182,485 for administrative services.

      Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the year ended June 30, 2004, the Fund incurred $304,142 for shareholder servicing services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2004, the Fund incurred $6,897 for Trustees' fees.

      Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended June 30, 2004, the Fund incurred $83,099 for custody and accounting services. These fees were reduced by $1,249 as a result of an expense offset arrangement with the Fund's custodian.

3. Investment Transactions. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. The aggregate holdings by state ranged from 0.4% to 25.1% of investments. At June 30, 2004, the five largest holdings by state were Texas 25.1%; New York 7.1%; Florida 5.6%; Illinois 4.9% and Ohio 3.4%. For the year ended June 30, 2004, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $133,527,667 and $109,711,445, respectively.


FINANCIAL STATEMENT  JUNE 30, 2004                                            13

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2004

4.    Share Transactions. Transactions in fund shares were as follows:

                                               For the            For the
                                              year ended         year ended
                                            June 30, 2004      June 30, 2003
                                            -------------      -------------
Fund shares sold .......................      7,539,163          6,694,603
Fund shares issued in connection
  with reinvestment of dividends .......         95,120             84,673
Fund shares repurchased ................     (5,521,766)        (4,588,238)
                                             ----------         ----------
Net increase ...........................      2,112,517          2,191,038
                                             ==========         ==========

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Trustees of BBH Trust and Shareholders of
BBH Tax Free Short/Intermediate Fixed Income Fund

We have audited the accompanying statement of assets and liabilities of BBH Tax Free Short/Intermediate Fixed Income Fund (a series of BBH Trust) (the "Fund"), including the portfolio of investments, as of June 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Tax Free Short/Intermediate Fixed Income Fund as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 13, 2004

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION
June 30, 2004 (unaudited)

The   percentage   of   tax-exempt   dividends   paid  by  the   BBH  Tax   Free
Short/Intermediate Fixed Income Fund (the "Fund") for the year ended June 30, 2004 was 97.97%.

The Fund hereby designates the approximate amount of $436,648 as capital gain dividends for the purpose of the dividends paid deduction.


In January 2005, the Fund will report on Form 1099 the tax status of all distributions made during the calendar year 2004. Shareholders should use the information on Form 1099 for their income tax returns.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund's investment advisor maintained a highly diverse portfolio throughout the fiscal year. Although the portfolio's holdings were geographically diversified across all sectors, security selection within the insured and general obligation sectors negatively impacted the Fund's performance.

In addition, the Fund maintained a higher quality bias, relative to its benchmark, the Lehman Brothers 3-Year Municipal Index1,thus subtracting from performance. The Fund was overweighted in AAA and AA- rated municipal securities relative to the benchmark. As the effects of the overall improving national economy trickled down to the state and local levels, we witnessed a correction in general quality spreads. As the trend of upbeat economic news persisted throughout the fiscal year, credit spread tightening was most pronounced in the mid to lower tier credits while spreads on AAA to AA-rated securities remained relatively stable. Quality spreads on A and BBB-rated securities compressed to levels not seen in 2 years, outperforming high grades. Therefore, the Fund's higher credit quality bias led to a performance shortfall relative to the benchmark.

----------
1 Lehman Brothers 3-Year Municipal Index is a broad-based market index. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. As of January 1996, the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.


FINANCIAL STATEMENT  JUNE 30, 2004                                            17

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (continued)

Growth of $10,000 invested in BBH Tax Free Short/Intermediate Fixed Income Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Fund from July 23, 1992 to June 30, 2004 as compared to the Lehman Brothers 3-Year Municipal Index ("LB 3 Yr Muni").

                                [OMITTED GRAPH]

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, contact the Fund at 1-800-625-5759. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

----------
1 The Fund's performance assumes the reinvestment of the dividends and distributions. The LB 3 Yr Muni reflects reinvestment of interest on securities in the index. The LB 3 Yr Muni is not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission ("SEC") requires to be reflected in the Fund's performance.

TRUSTEES AND OFFICERS OF BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Trustees of BBH Trust (the "Trust") and executive officers of the Trust is set forth below. Part B to the Registration Statement of BBH Tax Free Short/Intermediate Fixed Income Fund includes additional information about the Fund's Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                        Term of                                                  Number of
                        Position(s)     Office#                                                  Funds/Portfolio
                        Held            and                                                      in Fund            Other
Name,                   with            Length                                                   Complex            Trustee/
Birth Date              Trust/          of Time   Principal Occupation(s)                        Overseen           Directorships
and Address             Portfolio       Served    During Past 5 Years                            by Trustee^        Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------

Directors

Joseph V. Shields, Jr.  Chairman of     Since     Managing Director, Chairman and Chief          11                 None
Birth Date:             the Board       1990      Executive Officer of Shields & Company
March 17, 1938          and Trustee               (registered broker-dealer and member of New
Shields & Company                                 York Stock Exchange); Chairman of Capital
140 Broadway                                      Management Associates, Inc. (registered
New York, NY 10005                                investment adviser); Vice Chairman and
                                                  Trustee of New York Racing Association;
                                                  Director of Flowers Industries, Inc.
                                                  (diversified food company).

Eugene P. Beard         Trustee         Since      Retired; Vice Chairman-Finance/Operations     11                 Director of Old
Birth Date:                             1993       and CFO of The Interpublic Group of                              Westbury Funds
March 17, 1935                                     Companies, Inc. (until December 1999);                           (5); Trustee of
The Interpublic Group                              Special Advisor to The Interpublic Group of                      Sandhill
of Companies, Inc.                                 Companies, Inc. (February 2000 to December                       Investment
372 Danbury Road                                   2003).                                                           Fund II.
2nd Floor
Wilton, CT 06897

Richard L. Carpenter    Trustee         Since      Retired.                                      11                 None
Birth Date:                             1999March 17, 1933
10820 North La
Quinta Drive
Tucson, AZ 85737

David P. Feldman        Trustee         Since      Director of Jeffrey Co. (1992 to present);    11                 Director of
Birth Date:                             1990       Director of QMED (1999 to present).                              Dreyfus Mutual
November 16, 1939                                                                                                   Funds (59
3 Tall Oaks Drive                                                                                                   Funds)
Warren, NJ 07059


FINANCIAL STATEMENT  JUNE 30, 2004                                            19

TRUSTEES AND OFFICERS OF BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
(unaudited)

                                        Term of                                                  Number of
                        Position(s)     Office#                                                  Funds/Portfolio
                        Held            and                                                      in Fund            Other
Name,                   with            Length                                                   Complex            Trustee/
Birth Date              Trust/          of Time   Principal Occupation(s)                        Overseen           Directorships
and Address             Portfolio       Served    During Past 5 Years                            by Trustee^        Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------


J. Angus Ivory          Trustee         Since     Retired; Director of Brown Brothers            11                 None
Birth Date:                             1999      Harriman Ltd. (subsidiary of Brown
July 31, 1932                                     Brothers Harriman & Co.) (until
Greenway Farm,                                    December 2001); Advisor to RAF
Tockenham,                                        Central Fund (1992-June 2003).
Swindon, Wiltshire,
SN4 7PP England

Alan G. Lowy            Trustee         Since     Private Investor.                              11                 None
Birth Date:                             1993
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436

Arthur D.               Trustee         Since     Retired; Trustee, R.K. Mellon                  11                 None
Miltenberger                            1992      Family Trusts (1981-June 2003);
Birth Date:                                       General Partner, Mellon Family
November 8, 1938                                  Investment Company IV, V and VI
503 Darlington Road                               (1983-2002); Director of
Ligonier, PA 15658                                Aerostructures Corporation
                                                  (aircraft manufacturer) (1996-July
                                                  2003).

Officers

John A. Nielsen         President,      Since     President of the Trust, BBH Prime              N/A                N/A
Birth Date:             Principal       2004      Institutional Money Market Fund,
July 15, 1943           Executive                 Inc., BBH Common Settlement II
140 Broadway            Officer                   Fund, Inc., BBH Fund, Inc. and BBH
New York, NY 10005                                U.S. Money Market Portfolio (since
                                                  January 2004); He joined Brown
                                                  Brothers Harriman & Co. ("BBH &
                                                  Co.") in 1968 and has been a
                                                  Partner of the firm since 1987.

TRUSTEES AND OFFICERS OF BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
(unaudited)

                                                 Term of                                                  Number of
                        Position(s)     Office#                                                  Funds/Portfolio
                        Held            and                                                      in Fund            Other
Name,                   with            Length                                                   Complex            Trustee/
Birth Date              Trust/          of Time   Principal Occupation(s)                        Overseen           Directorships
and Address             Portfolio       Served    During Past 5 Years                            by Trustee^        Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------


Michael D. Martins      Vice President,  Since    Vice President, Treasurer,                     N/A                N/A
Birth Date:             Treasurer,       2002     Principal Accounting Officer and
November 5, 1965        Principal                 Principal Financial Officer of the
140 Broadway            Accounting                Trust, BBH Prime Institutional
New York, NY 10005      Officer and               Money Market Fund, Inc., BBH Common
                        Principal                 Settlement II Fund, Inc., BBH Fund,
                        Financial                 Inc. and BBH U.S. Money Market
                        Officer                   Portfolio; Vice President (since
                                                  April 2002) and Assistant Vice
                                                  President (December 1996-March
                                                  2002) of BBH & Co.


Gail C. Jones           Secretary        Since    Secretary of the Trust, BBH Prime              N/A                N/A
Birth Date:                              2002     Institutional Money Market Fund,
October 26, 1953                                  Inc., BBH Common Settlement II
1001 Liberty Avenue                               Fund, Inc., BBH Fund, Inc. and BBH
Pittsburgh, PA                                    U.S. Money Market Portfolio (since
15222-3779                                        August 2002); Counsel, ReedSmith,
                                                  LLP (since October 2002); Corporate
                                                  Counsel (January 1997-September
                                                  2002) and Vice President (January
                                                  1999-September 2002) of Federated
                                                  Services Company.

Peter J. Germain        Vice             Since    Vice President of the Trust, BBH               N/A                N/A
Birth Date:             President        2002     Prime Institutional Money Market
september 3, 1959                                 Fund, Inc., BBH Common Settlement
1001 Liberty Avenue                               II Fund, Inc., BBH Fund, Inc. and
Pittsburgh, PA                                    BBH U.S. Money Market Portfolio
15222-3779                                        (since August 2002); Senior Vice
                                                  President (since November 1997) of
                                                  Federated Services Company.

Judith J. Mackin        Vice             Since    Vice President of the Trust, BBH               N/A                N/A
Birth Date:             President        2002     Prime Institutional Money Market
May 30, 1960                                      Fund, Inc., BBH Common Settlement
1001 Liberty Avenue                               II Fund, Inc., BBH Fund, Inc. and
Pittsburgh, PA                                    BBH U.S. Money Market Portfolio
15222-3779                                        (since August 2002); Vice President
                                                  (since November 1997) of Federated
                                                  Services Company.


FINANCIAL STATEMENT  JUNE 30, 2004                                            21

TTRUSTEES AND OFFICERS OF BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
(unaudited)

                                        Term of                                                  Number of
                        Position(s)     Office#                                                  Funds/Portfolio
                        Held            and                                                      in Fund            Other
Name,                   with            Length                                                   Complex            Trustee/
Birth Date              Trust/          of Time   Principal Occupation(s)                        Overseen           Directorships
and Address             Portfolio       Served    During Past 5 Years                            by Trustee^        Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------


Victor R. Siclari       Assistant       Since     Assistant Secretary of the Trust,              N/A                N/A
Birth Date:             secretary       2002      BBH Prime Institutional Money
November 17, 1961                                 Market Fund, Inc., BBH Common
1001 Liberty Avenue                               Settlement II Fund, Inc., BBH Fund,
Pittsburgh, PA                                    Inc. and the BBH U.S. Money Market
15222-3779                                        Portfolio (since August 2002);
                                                  Partner, ReedSmith, LLP (since
                                                  October 2002); Vice President
                                                  (March 1996-September 2002) and
                                                  Senior Corporate Counsel (July
                                                  1998-September 2002) of Federated
                                                  Investors, Inc.

Nancy D. Osborn         Assistant       Since     Assistant Secretary of the Trust,              N/A                N/A
Birth Date:             Secretary       2002      BBH Prime Institutional Money
May 4, 1966                                       Market Fund, Inc., BBH Common
140 Broadway                                      Settlement II Fund, Inc., BBH Fund,
New York, NY 10005                                Inc. and BBH U.S. Money Market
                                                  Portfolio (since August 2002);
                                                  Assistant Vice President (since
                                                  April 2003) and Associate (April
                                                  1996-March 2003) of BBH & Co.

John C. Smith           Assistant       Since     Assistant Treasurer of the Trust,              N/A                N/A
Birth Date:             Treasurer       2002      BBH Prime Institutional Money
August 2, 1965                                    Market Fund, Inc., BBH Common
50 Milk Street                                    Settlement II Fund, Inc., BBH Fund,
Boston, MA 02109                                  Inc. and BBH U.S. Money Market
                                                  Portfolio (since August 2002);
                                                  Assistant Vice President (since
                                                  September 2001), Associate
                                                  (September 2000-August 2001) and
                                                  Senior Analyst (June 1999-August
                                                  2000) of BBH & Co.

TRUSTEES AND OFFICERS OF BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
(unaudited)

                                        Term of                                                  Number of
                        Position(s)     Office#                                                  Funds/Portfolio
                        Held            and                                                      in Fund            Other
Name,                   with            Length                                                   Complex            Trustee/
Birth Date              Trust/          of Time   Principal Occupation(s)                        Overseen           Directorships
and Address             Portfolio       Served    During Past 5 Years                            by Trustee^        Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------


Gregory V. Lomakin      Assistant       Since     Assistant Treasurer of the Trust,              N/A                N/A
Birth Date:             Treasurer       2002      BBH Prime Institutional Money
February 23, 1965                                 Market Fund, Inc., BBH Common
50 Milk Street                                    Settlement II Fund, Inc., BBH Fund,
Boston, MA 02109                                  Inc. and BBH U.S. Money Market
                                                  Portfolio (since August 2002); Vice
                                                  President (since April 2003),
                                                  Assistant Vice President (April
                                                  2001-March 2003), and Associate
                                                  (May 1992-March 2001) of BBH & Co.

----------
# Each Trustee of the Trust holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All Officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's by-laws).

^ The Fund Complex consists of the Trust, BBH Prime Institutional Money Market Fund, Inc., BBH Common Settlement II Fund, Inc., BBH Fund, Inc. and BBH U.S. Money Market Portfolio. The Trust has four series, and BBH Fund, Inc. has four series.


FINANCIAL STATEMENT  JUNE 30, 2004                                            23

Investment Adviser and Administrator
Brown Brothers Harriman
140 Broadway
New York, NY 10005

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Shareholder Servicing Agent
Brown Brothers Harriman
140 Broadway
New York, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                                   Call 1-800-575-1265
By E-mail send your request to:                 bbhfunds@bbh.com
On the internet:                                www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                         [LOGO] Brown Brothers Harriman

BROWN [LOGO]
BROTHERS
HARRIMAN

Annual Report
JUNE 30, 2004

BBH Tax Exempt Money Fund

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2004


Principal                                             Maturity    Interest
 Amount                                                 Date        Rate      Value
---------                                             --------    --------    -----
             MUNICIPAL BONDS (86.8%)
             CERTIFICATES OF PARTICIPATION (0.5%)
$ 2,100,000  Denver, Colorado, City & Council* ...... 07/07/04     1.000%  $ 2,100,000
                                                                           -----------
             EDUCATION (13.2%)
 14,900,000  Connecticut State Health & Educational
               Facilities Authority* ................ 07/01/04     1.100    14,900,000
  2,700,000  Connecticut State Health & Educational
               Facilities Authority* ................ 07/07/04     0.930     2,700,000
  1,000,000  East Carolina University,
               North Carolina* ...................... 07/07/04     1.090     1,000,000
    625,000  Kansas City, Missouri, School District
               Building Corp. ....................... 02/01/05     4.000       635,730
  6,400,000  Massachusetts State Development
               Finance Agency, Boston
               University Revenue* .................. 07/01/04     1.020     6,400,000
  3,000,000  Massachusetts State Health &
               Educational Facilities Authority* .... 07/01/04     0.940     3,000,000
  3,610,000  Massachusetts State Health &
               Educational Facilities Authority* .... 07/02/04     1.060     3,610,000
  1,000,000  Michigan State University Revenue* ..... 07/07/04     1.020     1,000,000
    500,000  Muncie, Indiana, School
               Building Corp. ....................... 07/15/04     6.000       500,950
  5,000,000  New Hampshire Health & Education
               Facilities Authority* ................ 07/07/04     1.010     5,000,000
  2,000,000  New Jersey State Educational
               Facilities Authority* ................ 07/01/04     1.100     2,000,000
  1,500,000  New Jersey State Educational
               Facilities Authority* ................ 07/01/04     0.990     1,500,000
    800,000  New Jersey State Educational
               Facilities Authority ................. 12/01/04     5.000       812,981
  4,900,000  Ohio State University Revenue* ......... 07/01/04     1.030     4,900,000
  1,000,000  Ohio State University Revenue* ......... 07/12/04     0.720     1,000,000
  2,770,000  Pennsylvania State Higher Educational
               Facilities Authority* ................ 07/07/04     1.060     2,770,000
  2,500,000  University of Missouri Revenue* ........ 07/01/04     1.100     2,500,000
  1,800,000  University of Pittsburgh Revenue* ...... 07/07/04     1.060     1,800,000

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2004


Principal                                             Maturity    Interest
 Amount                                                 Date        Rate      Value
---------                                             --------    --------    -----
             MUNICIPAL BONDS (continued)
             EDUCATION (continued)
$ 1,600,000  University of Texas Revenue ............ 08/15/04     5.000%  $ 1,607,778
  1,000,000  Virginia State Public School Authority . 08/01/04     5.000     1,003,280
  1,000,000  Washington State Health Care
               Facilities Authority* ................ 07/01/04     1.040     1,000,000
                                                                           -----------
             Total Education ........................                       59,640,719
                                                                           -----------
             ESCROWED TO MATURITY (a) (0.4%)
    500,000  Ivy Technical State College, Indiana ... 07/01/04     5.000       500,000
  1,100,000  Michigan Municipal Bond Authority,
               Clean Water Revenue .................. 10/01/04     5.000     1,110,760
    420,000  New Jersey State Turnpike Authority .... 01/01/05     5.250       428,037
                                                                           -----------
             Total Escrowed To Maturity .............                        2,038,797
                                                                           -----------
             GENERAL OBLIGATIONS (24.7%)
  1,000,000  Adams County-Ohio Valley Local
               School District ...................... 12/01/04     6.650     1,022,789
    790,000  Akron, Ohio ............................ 12/01/04     5.000       802,596
  1,635,000  Anchorage, Alaska ...................... 07/01/04     4.000     1,635,000

  3,400,000  California State* ...................... 07/01/04     1.120     3,400,000
  1,000,000  Charlotte, North Carolina .............. 07/01/04     3.500     1,000,000
  1,000,000  Chicago, Illinois ...................... 01/01/05     5.000     1,018,879
  1,500,000  Chicago, Illinois, Metropolitan
               Water Reclamation District ........... 12/01/04     5.000     1,522,938
  5,600,000  Clark County, Nevada, School District* . 07/01/04     1.000     5,600,000
  5,000,000  Connecticut State* ..................... 07/01/04     1.110     5,000,000
    500,000  Dade County, Florida, School District .. 08/01/04     5.500       501,827
  2,385,000  District of Columbia* .................. 07/07/04     1.060     2,385,000
  1,000,000  Du Page County, Illinois, Forest
               Preserve District .................... 11/01/04     3.000     1,006,803
  2,700,000  Georgia State .......................... 07/01/04     6.500     2,700,000
  1,930,000  Georgia State .......................... 08/01/04     6.500     1,938,983
  1,000,000  Georgia State .......................... 02/01/05     5.000     1,023,100
  1,000,000  Guilford County, North Carolina ........ 10/01/04     2.500     1,003,788
  1,100,000  Gwinnett County, Georgia ............... 01/01/05     2.000     1,105,048
  1,000,000  Hawaii State ........................... 03/01/05     6.000     1,030,391

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  JUNE 30, 2004

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2004


Principal                                             Maturity    Interest
 Amount                                                 Date        Rate      Value
---------                                             --------    --------    -----
             MUNICIPAL BONDS (continued)
             GENERAL OBLIGATIONS (continued)
$ 2,700,000  Hennepin County, Minnesota* ............ 07/01/04     0.950%  $ 2,700,000
  2,905,000  Houston, Texas ......................... 03/01/05     2.000     2,924,175
  2,180,000  Illinois State ......................... 07/01/04     5.000     2,180,000
  2,150,000  Maricopa County, Arizona, Community
               College District ..................... 07/01/04     4.000     2,150,000
  1,000,000  Maryland State ......................... 07/15/04     5.250     1,001,615
  2,000,000  Maryland State ......................... 07/15/04     5.000     2,003,078
  5,000,000  Maryland State ......................... 02/01/05     5.000     5,111,626
  2,750,000  Maryland State ......................... 03/01/05     5.250     2,826,988
  1,000,000  Maryland State ......................... 03/01/05     4.000     1,018,554
  1,000,000  Mecklenburg County, North Carolina ..... 02/01/05     3.000     1,011,031
  2,825,000  Minneapolis, Minnesota* ................ 07/01/04     0.950     2,825,000
    570,000  Minneapolis-St. Paul, Minnesota,
               Metropolitan Area .................... 03/01/05     3.500       579,049
    850,000  Monmouth, New Jersey ................... 07/15/04     3.250       850,725
    755,000  Montgomery County, Maryland ............ 02/01/05     5.000       772,106
  5,000,000  Montgomery County, Maryland ............ 04/01/05     3.000     5,074,470
  1,000,000  Montgomery County, Maryland ............ 05/01/05     5.375     1,034,630
  3,400,000  New York, New York* .................... 07/01/04     1.120     3,400,000
 12,050,000  New York, New York* .................... 07/01/04     1.080    12,050,000
    600,000  New York, New York* .................... 07/01/04     1.050       600,000
  3,075,000  North Carolina State ................... 03/01/05     5.000     3,146,478
  1,115,000  Palm Beach County, Florida,
               School District ...................... 08/01/04     4.000     1,117,769
    500,000  Rapid City, South Dakota, ..............
               School District ...................... 01/01/05     4.400       508,234
  1,125,000  Richmond, Virginia ..................... 07/15/04     5.000     1,126,712
  3,635,000  Seattle, Washington* ................... 09/03/04     1.200     3,635,000
  1,150,000  Seattle, Washington .................... 01/15/05     6.000     1,180,780
  2,000,000  South Carolina State ................... 08/01/04     5.750     2,007,909
  2,000,000  South Carolina State ................... 01/01/05     4.000     2,029,072
    700,000  South Carolina State ................... 04/01/05     5.250       720,798
  1,000,000  Thornton, Colorado ..................... 12/01/04     4.000     1,012,005
  1,000,000  Utah State ............................. 07/01/04     5.500     1,000,000
  5,000,000  Utah State ............................. 07/01/04     4.500     5,000,000

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2004

Principal                                             Maturity    Interest
 Amount                                                 Date        Rate      Value
---------                                             --------    --------    -----
             MUNICIPAL BONDS (continued)
             GENERAL OBLIGATIONS (continued)
$ 1,000,000  Washington State ....................... 09/01/04     5.250% $  1,007,094
  1,140,000  Washington Suburban Sanitation
               District, Maryland ................... 06/01/05     4.500     1,170,634
  1,085,000  Washoe County, Nevada .................. 09/01/04     4.000     1,090,336
  2,340,000  Westchester County, New York ........... 11/15/04     4.750     2,372,908
                                                                          ------------
             Total General Obligations ..............                      111,935,918
                                                                          ------------
             HEALTH CARE (3.7%)
    800,000  Harris County, Texas, Health Facilities
               Development Corp.* ................... 07/01/04     1.100       800,000
  5,500,000  Illinois Health Care Facilities
               Authority* ........................... 07/07/04     1.050     5,500,000
  9,000,000  Montana State Health Facilities
               Authority* ........................... 07/07/04     1.210     9,000,000
  1,500,000  Oklahoma State Industries Authority,
               Hospital Revenue* .................... 07/01/04     1.100     1,500,000
                                                                          ------------
             Total Health Care ......................                       16,800,000
                                                                          ------------
             INDUSTRIAL (8.9%)
  2,600,000  Berkeley County, South Carolina,
               Pollution Control Revenue* ........... 07/01/04     1.100     2,600,000
  1,100,000  California Statewide Communities
               Development Authority,
             Pollution Control Revenue* ............. 07/01/04     1.070     1,100,000
  5,450,000  Columbia, Alabama, Pollution
               Control Revenue* ..................... 07/01/04     1.140     5,450,000
    600,000  Delaware County, Pennsylvania,
               Industrial Development
               Authority* ........................... 07/07/04     1.020       600,000
  1,950,000  Forsyth, Montana, Pollution Control
               Revenue* ............................. 07/01/04     1.140     1,950,000
  2,400,000  Harris County, Texas, Pollution
               Control Revenue* ..................... 07/01/04     1.000     2,400,000
  1,000,000  Hurley, New Mexico, Pollution
               Control Revenue* ..................... 07/01/04     1.100     1,000,000

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  JUNE 30, 2004

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2004


Principal                                             Maturity    Interest
 Amount                                                 Date        Rate      Value
---------                                             --------    --------    -----
             MUNICIPAL BONDS (continued)
             INDUSTRIAL (continued)
$ 5,000,000  Jackson County, Mississippi, Port
               Facility Revenue* .................... 07/01/04     1.100%  $ 5,000,000
  5,400,000  Joliet, Illinois, Regional Port
               District* ............................ 07/01/04     1.000     5,400,000
  5,000,000  Kemmerer, Wyoming, Pollution
               Control Revenue* ..................... 07/01/04     1.000     5,000,000
    500,000  Lincoln County, Wyoming, Pollution
               Control Revenue* ..................... 07/02/04     1.010       500,000
    800,000  Midlothian, Texas, Pollution Control
               Revenue* ............................. 07/07/04     1.050       800,000
  2,600,000  Moffat County, Colorado, Pollution
               Control Revenue* ..................... 07/01/04     1.080     2,600,000
  1,000,000  Port Arthur, Texas, Navigation
               District* ............................ 07/01/04     1.100     1,000,000
  4,700,000  Union County, New Jersey, Pollution
               Control Revenue* ..................... 07/01/04     1.020     4,700,000
                                                                          ------------
             Total Industrial .......................                       40,100,000
                                                                          ------------
             MISCELLANEOUS (9.1%)
  1,400,000  California Housing Finance Agency* ..... 07/07/04     1.070     1,400,000
  2,700,000  California Housing Finance Agency* ..... 07/12/04     0.770     2,700,000
    650,000  California State Public Works Board .... 12/01/04     5.250       661,087
  1,365,000  Clayton County, Georgia, Housing
               Authority* ........................... 07/12/04     0.850     1,365,000
  1,500,000  Colorado Housing & Finance
               Authority* ........................... 07/07/04     1.060     1,500,000
  1,000,000  Maine Municipal Bond Bank .............. 11/01/04     4.000     1,010,036
  5,500,000  Michigan State Housing Development
               Authority, Rental Housing
               Revenue* ............................. 07/07/04     1.030     5,500,000
  1,000,000  New Hampshire Municipal
               Bond Bank ............................ 08/15/04     4.500     1,004,115
    900,000  New York State Local Government
               Assistance Corp.* .................... 07/07/04     1.000       900,000
  5,500,000  New York, New York, City Transitional
               Finance Authority* ................... 07/01/04     1.120     5,500,000

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2004


Principal                                             Maturity    Interest
 Amount                                                 Date        Rate      Value
---------                                             --------    --------    -----
             MUNICIPAL BONDS (continued)
             MISCELLANEOUS (continued)
$   500,000  New York, New York, City Transitional
               Finance Authority* ................... 07/01/04     1.080%  $   500,000
  6,200,000  New York, New York, City Transitional
               Finance Authority* ................... 07/01/04     1.060     6,200,000
  3,170,000  New York, New York, City Transitional
               Finance Authority* ................... 07/07/04     1.040     3,170,000
  3,565,000  New York, New York, Municipal
               Assistance Corp. ..................... 07/01/04     6.000     3,565,000
  1,000,000  New York, New York, Municipal
               Assistance Corp. ..................... 07/01/04     5.500     1,000,000
  5,400,000  Texas State ............................ 08/31/04     2.000     5,407,843
                                                                          ------------
             Total Miscellaneous ....................                       41,383,081
                                                                          ------------
             PRE-REFUNDED (a) (9.9%)
  1,540,000  Bexar, Texas, Metropolitan Water
               District ............................. 05/01/05     6.000     1,628,222
  2,150,000  Charlotte, North Carolina .............. 04/01/05     5.300     2,254,027
    950,000  Chesapeake, Virginia ................... 05/01/05     5.500     1,000,513
    750,000  Connecticut State ...................... 08/15/04     6.000       761,801
  1,550,000  Dade County, Florida, School District .. 08/01/04     5.500     1,571,294
  1,100,000  Hawaii State ........................... 01/01/05     5.900     1,125,270
  1,425,000  Houston, Texas ......................... 04/01/05     5.250     1,469,475
  6,250,000  Indiana Bond Bank ...................... 02/01/05     6.750     6,566,432
  2,500,000  Lakeshore, Michigan, Public Schools .... 05/01/05     5.750     2,611,678
  5,000,000  Maryland State ......................... 03/15/05     5.700     5,257,511
    750,000  Massachusetts State .................... 08/01/04     6.000       768,073
  1,000,000  Massachusetts State .................... 11/01/04     6.600     1,028,683
    500,000  Massachusetts State Water
               Resources Authority .................. 12/01/04     5.250       518,107
    750,000  Michigan State Trunk Line Highway
               Revenue .............................. 11/15/04     5.500       777,450
    500,000  Middlesex County, New Jersey,
               Improvement Authority ................ 09/15/04     6.000       514,965
  1,000,000  Minnesota State ........................ 10/01/04     6.000     1,012,225
  1,000,000  Nebraska Public Power District ......... 01/01/05     5.500     1,031,574

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  JUNE 30, 2004

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2004


Principal                                             Maturity    Interest
 Amount                                                 Date        Rate      Value
---------                                             --------    --------    -----
             MUNICIPAL BONDS (continued)
             PRE-REFUNDED (continued)
$ 1,000,000  Nebraska Public Power District ......... 01/01/05     5.250%  $ 1,031,086
    800,000  Nevada State ........................... 02/01/05     6.000       828,756
    520,000  New Jersey Economic Development
               Authority ............................ 07/01/04     5.700       530,400
    750,000  North Harris Montgomery Community
               College District, Texas .............. 02/15/05     5.650       769,426
    580,000  Port Arthur, Texas ..................... 02/15/05     5.500       594,490
    930,000  Tempe, Arizona, Union High
               School District ...................... 07/01/04     5.000       939,300
  4,985,000  Texas State ............................ 10/01/04     5.750     5,044,129
    500,000  Texas State ............................ 10/01/04     5.700       505,755
  1,400,000  Texas State ............................ 10/01/04     5.500     1,415,395
  3,000,000  Texas State ............................ 04/01/05     5.900     3,105,278
                                                                          ------------
             Total Pre-Refunded .....................                       44,661,315
                                                                          ------------
             SALES TAX (0.3%)
  1,455,000  Orangeburg County, South Carolina,
               Sales & Use Tax Revenue .............. 10/01/04     4.000     1,465,945
                                                                          ------------
             SPECIAL TAX (1.2%)
   500,000   Louisiana State Gas & Fuels
               Tax Revenue .......................... 11/15/04     5.000       507,311

  5,000,000  Riverside County, California,
               Special Tax* ......................... 07/07/04     1.000     5,000,000
                                                                          ------------
             Total Special Tax ......................                        5,507,311
                                                                          ------------
             TRANSPORTATION (1.2%)
  1,000,000  Central Oklahoma Transportation
               & Parking Authority .................. 07/01/04     4.950     1,000,000
  1,000,000  Kansas State Turnpike Authority ........ 09/01/04     5.375     1,007,383
    770,000  Massachusetts Bay Transportation
               Authority ............................ 03/01/05     5.000       788,067
  1,000,000  New Jersey State Transportation
               Trust Fund Authority ................. 12/15/04     6.000     1,022,676
  1,000,000  New York State Thruway Authority ....... 04/01/05     6.000     1,033,495

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2004


Principal                                             Maturity    Interest
 Amount                                                 Date        Rate      Value
---------                                             --------    --------    -----
             MUNICIPAL BONDS (continued)
             TRANSPORTATION (continued)
$   750,000  Pennsylvania State Turnpike
               Commission ........................... 12/01/04     5.000% $    762,477
                                                                          ------------
             Total Transportation                                            5,614,098
                                                                          ------------
             UTILITIES (0.7%)
  1,000,000  Nebraska Public Power District ......... 01/01/05     5.250     1,019,598
    800,000  Washington State Public Power
               Supply System* ....................... 07/07/04     1.070       800,000
  1,400,000  Washington State Public Power
               Supply System* ....................... 07/07/04     1.020     1,400,000
                                                                          ------------
             Total Utilities ........................                        3,219,598
                                                                          ------------
             WATER/SEWER (13.0%)
  1,000,000  Angelina & Neches River Authority,
               Texas* ............................... 07/01/04     1.100     1,000,000
    900,000  Arizona Water Infrastructure
               Finance Authority .................... 10/01/04     4.000       906,764
    750,000  Austin, Texas, Water & Wastewater
               System Revenue ....................... 11/15/04     5.000       759,994
  1,400,000  Boston, Massachusetts, Water &
               Sewer Commission* .................... 07/01/04     1.020     1,400,000
  1,800,000  California State Department of
               Water Resources* ..................... 07/07/04     1.110     1,800,000
  1,020,000  Connecticut State Clean Water Fund ..... 04/01/05     5.600     1,051,212

  2,200,000  Detroit, Michigan, Sewage
               Disposal Revenue* .................... 07/07/04     1.110     2,200,000
  3,900,000  Durham, North Carolina, Water &
               Sewer Revenue* ....................... 07/07/04     1.090     3,900,000
    875,000  Massachusetts State Water Pollution
               Abatement Trust ...................... 08/01/04     5.250       878,069
 10,100,000  Massachusetts State Water
               Resources Authority* ................. 07/01/04     1.110    10,100,000
  1,550,000  Massachusetts State Water
               Resources Authority* ................. 07/07/04     1.040     1,550,000

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  JUNE 30, 2004

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2004


Principal                                             Maturity    Interest
 Amount                                                 Date        Rate      Value
---------                                             --------    --------    -----
             MUNICIPAL BONDS (continued)
             WATER/SEWER (continued)
$ 4,000,000  Massachusetts State Water
               Resources Authority* ................. 07/07/04     1.010%  $ 4,000,000
  6,900,000  Massachusetts State Water
               Resources Authority* ................. 07/07/04     1.000     6,900,000
  1,000,000  Memphis, Tennessee, Water
               Division Revenue ..................... 01/01/05     5.000     1,019,416
 12,300,000  Metropolitan Water District of
               Southern California* ................. 07/01/04     1.100    12,300,000
    780,000  Michigan Municipal Bond Authority,
               Clean Water Revenue .................. 10/01/04     5.000       787,695
  3,000,000  New Jersey Economic Development
               Authority, Water Facilities
               Revenue* ............................. 07/01/04     1.120     3,000,000
  1,065,000  New York, New York, City Municipal
               Water Finance Authority* ............. 07/01/04     1.040     1,065,000
  2,100,000  New York, New York, City Municipal
               Water Finance Authority* ............. 07/02/04     1.060     2,100,000
  1,000,000  New York, New York, City Municipal
               Water Finance Authority* ............. 07/07/04     1.090     1,000,000
  1,000,000  Ohio State Solid Waste Revenue* ........ 07/01/04     1.130     1,000,000
                                                                          ------------
             Total Water/Sewer ......................                       58,718,150
                                                                          ------------
             Total Municipal Bonds ..................                      393,184,932
                                                                          ------------
             COMMERCIAL PAPER (12.6%)
  7,000,000  City of Houston, Texas ................. 08/19/04     1.080     7,000,000
  7,000,000  City of Houston, Texas ................. 08/25/04     1.120     7,000,000
  3,900,000  City of San Antonio, Texas ............. 07/13/04     1.080     3,900,000
  2,500,000  City of San Antonio, Texas ............. 07/22/04     1.070     2,500,000
  3,500,000  Howard County, Maryland ................ 07/19/04     1.070     3,500,000
  4,000,000  King County, Washington ................ 07/13/04     1.080     4,000,000
  6,700,000  Massachusetts State Health &
               Educational Facilities Authority ..... 07/20/04     1.020     6,700,000
 11,900,000  Montgomery County, Maryland ............ 08/20/04     1.100    11,900,000
  5,277,000  Municipal Electric Authority, Georgia .. 07/09/04     1.090     5,277,000

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2004


Principal                                             Maturity    Interest
 Amount                                                 Date        Rate      Value
---------                                             --------    --------    -----
             MUNICIPAL BONDS (continued)
             WATER/SEWER (continued)
$ 1,500,000  New Jersey State Educational
               Facilities Authority ................. 07/22/04     1.050% $  1,500,000
  3,705,000  Texas State Public Finance Authority ... 07/13/04     1.050     3,705,000
                                                                          ------------
             Total Commercial Paper .................                       56,982,000
                                                                          ------------
TOTAL INVESTMENTS, AT AMORTIZED COST ........................       99.4% $450,166,932
OTHER ASSETS IN EXCESS OF LIABILITIES .......................        0.6     2,666,631
                                                                   ------ ------------
NET ASSETS ..................................................      100.0% $452,833,293
                                                                   ====== ============

----------
* Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the June 30, 2004 coupon rate.

(a) General obligation or revenue bonds that have been fully secured or collateralized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  JUNE 30, 2004

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004

ASSETS:
   Investments, at amortized cost ............................      $450,166,932
   Cash ......................................................            51,295
   Interest receivable .......................................         2,852,840
   Prepaid expenses ..........................................            13,280
                                                                    ------------
     Total Assets ............................................       453,084,347
                                                                    ------------
LIABILITIES:
   Payables for:
     Shareholder servicing fees ..............................            88,563
     Investment advisory fees ................................            53,138
     Administrative fees .....................................            35,425
     Custody and accounting fees .............................            27,860
     Professional fees .......................................            27,511
     Dividends declared ......................................             6,395
     Board of Trustees' fees .................................             2,066
   Accrued expenses and other liabilities ....................            10,096
                                                                    ------------
       Total Liabilities .....................................           251,054
                                                                    ------------
NET ASSETS, for 452,909,471 fund shares outstanding ..........      $452,833,293
                                                                    ============
Net Assets Consist of:
   Paid-in capital ...........................................      $452,833,293
                                                                    ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE .................             $1.00
                                                                           =====

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended June 30, 2004

NET INVESTMENT INCOME:
   Income:
     Interest ...................................................   $4,410,001
                                                                    ----------
   Expenses:
     Shareholder services fees ..................................    1,133,472
     Investment advisory fees ...................................      680,083
     Administrative fees ........................................      453,388
     Custody and accounting fees ................................      115,594
     Professional fees ..........................................       36,942
     Board of Trustees' fees ....................................       17,128
     Miscellaneous expenses .....................................       73,251
                                                                    ----------
       Total Expenses ...........................................    2,509,858
       Expense offset arrangement ...............................       (3,623)
                                                                    ----------
       Net Expenses .............................................    2,506,235
                                                                    ----------
   Net Investment Income ........................................   $1,903,766
                                                                    ==========

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  JUNE 30, 2004

BBH TAX EXEMPT MONEY FUND
--------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                             For the years ended June 30,
                                                           -------------------------------
                                                                2004             2003
                                                           -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
     Net investment income .............................   $   1,903,766    $   3,084,643
   Dividends declared from net investment income .......      (1,903,482)      (3,072,603)
                                                           -------------    -------------
     Net increase in net assets from operations ........             284           12,040
                                                           -------------    -------------
   From Fund Share (Principal) Transactions at
     Net Asset Value of $1.00 per share:
       Fund shares sold ................................     955,433,086      866,087,031
       Fund shares issued in reinvestment of dividends .       1,026,049        2,016,449
       Fund shares repurchased .........................    (969,022,796)    (816,861,592)
                                                           -------------    -------------
         Net increase (decrease) in net assets resulting
           from fund share transactions ................     (12,563,661)      51,241,888
                                                           -------------    -------------
         Total increase (decrease) in net assets .......     (12,563,377)      51,253,928

NET ASSETS:
   Beginning of year ...................................     465,396,670      414,142,742
                                                           -------------    -------------
   End of year .........................................   $ 452,833,293    $ 465,396,670
                                                           =============    =============

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year


                                                          For the years ended June 30,
                                           ----------------------------------------------------------
                                           2004         2003          2002         2001          2000
                                           ----         ----          ----         ----          ----
Net asset value, beginning of year ...    $1.00         $1.00        $1.00        $1.00         $1.00
Income from investment operations:
   Net investment income .............    0.001          0.01         0.01         0.03          0.03
Dividends to shareholders from net
   investment income .................    (0.00)(1)     (0.01)       (0.01)       (0.03)        (0.03)
                                          -----         -----        -----        -----         -----
Net asset value, end of year .........    $1.00         $1.00        $1.00        $1.00         $1.00
                                          =====         =====        =====        =====         =====
Total return .........................     0.42%         0.72%        1.40%        3.20%         3.05%

Ratios/Supplemental data:
   Net assets, end of year
     (000's omitted) ................. $452,833      $465,397     $414,143     $199,398      $173,050
   Ratio of expenses to average
     net assets ......................     0.55%(2)      0.56%(2)     0.53%(2)     0.65%(3)      0.65%(3)
   Ratio of net investment income
     to average net assets ...........     0.42%         0.72%        1.28%        3.17%         3.24%

----------
1    Less than $0.01 per share.

2 The ratio of expenses to average net assets for the years ended June 30, 2004, 2003 and 2002 reflects fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.55%, 0.57% and 0.55%, respectively.

3 During the years ended June 30, 2001 and 2000, the Fund had an agreement with Brown Brothers Harriman Trust Company, LLC (the "Administrator") whereby the Administrator paid certain expenses of the Fund and received a fee from the Fund (the "Expense Payment Fee"), computed and paid monthly, such that after such fee the aggregate expenses of the Fund would not exceed 0.65% of the Fund's average daily net assets. Had the expense payment agreement not been in place, the ratio of expenses to average net assets would have been as follows:

       Expenses paid by the Fund      n/a     n/a     n/a     0.62%      0.62%
       Expense offset arrangement     n/a     n/a     n/a     0.03%      0.03%
       Gross expenses                 n/a     n/a     n/a     0.65%      0.65%

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  JUNE 30, 2004

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2004


1. Organization and Significant Accounting Policies. BBH Tax Exempt Money Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on February 22, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund with a par value of $0.01 per share. At June 30, 2004, there were four series of the Trust.

     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

     A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

     B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

     C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At June 30, 2004, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

     D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

     E. Other. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost.

2.   Transactions with Affiliates.

     Investment Advisory Fees. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the year ended June 30, 2004, the Fund incurred $680,083 for advisory services.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2004


     Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended June 30, 2004, the Fund incurred $453,388 for administrative services.

     Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the year ended June 30, 2004, the Fund incurred $1,133,472 for shareholder servicing services.

     Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2004, the Fund incurred $17,128 for Trustees' fees.

     Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended June 30, 2004, the Fund incurred $115,594 for custody and accounting services. These fees were reduced by $3,623 as a result of an expense offset arrangement with the Fund's custodian.

3. Investment Transactions. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. The aggregate holdings by state ranged from 0.1% to 12.3% of investments. At June 30, 2004, the five largest holdings by state were Texas 12.3%; Massachusetts 10.6%; New York 9.9%; Maryland 9.0% and California 6.3%.

4. Federal Income Tax Status. At June 30, 2004, the Fund had a net capital loss carryover, which is available to offset future capital gains to the extent provided by regulations as follows:

                 Expiration date                       Amount
                 ---------------                       ------
                  June 30, 2010 ....................   $8,959
                  June 30, 2011 ....................      231
                                                       ------
                                                       $9,190
                                                       ======

     To the extent that this net capital loss carryover is used to offset future capital gains, it is probable the gains so offset will not be distributed to shareholders since any such distributions may be taxable to shareholders as ordinary income.

FINANCIAL STATEMENT  JUNE 30, 2004

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Trustees of BBH Trust and Shareholders of
BBH Tax Exempt Money Fund

We have audited the accompanying statement of assets and liabilities of BBH Tax Exempt Money Fund (a series of BBH Trust) (the "Fund"), including the portfolio of investments, as of June 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Tax Exempt Money Fund as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP

Boston, Massachusetts
August 13, 2004

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION
June 30, 2004 (unaudited)


The percentage of tax-exempt dividends paid by the BBH Tax Exempt Money Fund (the "Fund") for the year ended June 30, 2004 was 99.99%.

In January 2005, the Fund will report on Form 1099 the tax status of all distributions made during the calendar year 2004. Shareholders should use the information on Form 1099 for their income tax returns.

FINANCIAL STATEMENT  JUNE 30, 2004

TRUSTEES AND OFFICERS OF BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Trustees of BBH Trust (the "Trust") and executive officers of the Trust is set forth below. Part B to the Registration Statement of BBH Tax Exempt Money Fund includes additional information about the Fund's Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.


                                                                                           Number of
                                            Term of                                        Funds/
                                            Office#                                        Portfolio in   Other
                           Position(s)      and                                            Fund           Trustee/
                           Held with        Length                                         Complex        Directorships
Name, Birth Date           Trust/           of Time      Principal Occupation(s) During    Overseen by    Held by
and Address                Portfolio        Served       Past 5 Years                      Trustee^       Trustee
-----------------------------------------------------------------------------------------------------------------------
Joseph V. Shields, Jr.     Chairman of      Since        Managing Director, Chairman       11             None
Birth Date:                the Board and    1990         and Chief Executive Officer of
March 17, 1938             Trustee                       Shields & Company (registered
Shields & Company                                        broker-dealer and member of
140 Broadway                                             New York Stock Exchange);
New York, NY 10005                                       Chairman of Capital Management
                                                         Associates, Inc. (registered
                                                         investment adviser); Vice
                                                         Chairman and Trustee of New
                                                         York Racing Association;
                                                         Director of Flowers
                                                         Industries, Inc. (diversified
                                                         food company).

Eugene P. Beard            Trustee          Since        Retired; Vice Chairman-           11             Director of Old
Birth Date:                                 1993         Finance/ Operations and CFO of                   Westbury
March 17, 1935                                           The Interpublic Group of                         Funds (5);
The Interpublic Group                                    Companies, Inc. (until                           Trustee of
of Companies, Inc.                                       December 1999); Special                          Sandhill Investment
372 Danbury Road                                         Advisor to The Interpublic                       Fund II.
2nd Floor                                                Group of Companies, Inc.
Wilton, CT 06897                                         (February 2000 to December
                                                         2003).

Richard L. Carpenter       Trustee          Since        Retired.                          11             None
Birth Date:                                 1999
March 17, 1933
10820 North La
Quinta Drive
Tucson, AZ 85737

David P. Feldman           Trustee          Since        Director of Jeffrey Co. (1992     11             Director of
Birth Date:                                 1990         to present); Director of QMED                    Dreyfus
November 16, 1939                                        (1999 to present).                               Mutual Funds
3 Tall Oaks Drive                                                                                         (59 Funds)
Warren, NJ 07059

TRUSTEES AND OFFICERS OF BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
(unaudited)


                                                                                           Number of
                                            Term of                                        Funds/
                                            Office#                                        Portfolio in   Other
                           Position(s)      and                                            Fund           Trustee/
                           Held with        Length                                         Complex        Directorships
Name, Birth Date           Trust/           of Time      Principal Occupation(s) During    Overseen by    Held by
and Address                Portfolio        Served       Past 5 Years                      Trustee^       Trustee
-----------------------------------------------------------------------------------------------------------------------
J. Angus Ivory             Trustee          Since        Retired; Director of Brown        11             None
Birth Date:                                 1999         Brothers Harriman Ltd.
July 31, 1932                                            (subsidiary of Brown Brothers
Greenway Farm,                                           Harriman & Co.) (until
Tockenham,                                               December 2001); Advisor to RAF
Swindon, Wiltshire,                                      Central Fund (1992-June 2003).
SN4 7PP England


Alan G. Lowy               Trustee          Since        Private Investor.                 11             None
Birth Date:                                 1993
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436


Arthur D. Miltenberger     Trustee          Since        Retired; Trustee, R.K. Mellon     11             None
Birth Date:                                 1992         Family Trusts (1981-June
November 8, 1938                                         2003); General Partner, Mellon
503 Darlington Road                                      Family Investment Company IV,
Ligonier, PA 15658                                       V and VI (1983-2002); Director
                                                         of Aerostructures Corporation
                                                         (aircraft manufacturer)
                                                         (1996-July 2003).



John A. Nielsen            President,       Since        President of the Trust, BBH       N/A            N/A
Birth Date:                Principal        2004         Prime Institutional Money
July 15, 1943              Executive                     Market Fund, Inc., BBH Common
140 Broadway               Officer                       Settlement II Fund, Inc., BBH
New York, NY 10005                                       Fund, Inc. and BBH U.S. Money
                                                         Market Portfolio (since
                                                         January 2004); He joined Brown
                                                         Brothers Harriman & Co. ("BBH
                                                         & Co.") in 1968 and has been a
                                                         Partner of the firm since
                                                         1987.

FINANCIAL STATEMENT  JUNE 30, 2004

TRUSTEES AND OFFICERS OF BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
(unaudited)


                                                                                           Number of
                                            Term of                                        Funds/
                                            Office#                                        Portfolio in   Other
                           Position(s)      and                                            Fund           Trustee/
                           Held with        Length                                         Complex        Directorships
Name, Birth Date           Trust/           of Time      Principal Occupation(s) During    Overseen by    Held by
and Address                Portfolio        Served       Past 5 Years                      Trustee^       Trustee
-----------------------------------------------------------------------------------------------------------------------
Michael D. Martins         Vice President,  Since        Vice President, Treasurer,        N/A            N/A
Birth Date:                Treasurer,       2002         Principal Accounting Officer
November 5, 1965           Principal                     and Principal Financial
140 Broadway               Accounting                    Officer of the Trust, BBH
New York, NY 10005         Officer and                   Prime Institutional Money
                           Principal                     Market Fund, Inc., BBH Common
                           Financial                     Settlement II Fund, Inc., BBH
                           Officer                       Fund, Inc. and BBH U.S. Money
                                                         Market Portfolio; Vice
                                                         President (since April 2002)
                                                         and Assistant Vice President
                                                         (December 1996-March 2002) of
                                                         BBH & Co.



Gail C. Jones              Secretary        Since        Secretary of the Trust, BBH       N/A            N/A
Birth Date:                                 2002         Prime Institutional Money
October 26, 1953                                         Market Fund, Inc., BBH Common
1001 Liberty Avenue                                      Settlement II Fund, Inc., BBH
Pittsburgh, PA                                           Fund, Inc. and BBH U.S. Money
15222-3779                                               Market Portfolio (since August
                                                         2002); Counsel, ReedSmith, LLP
                                                         (since October 2002);
                                                         Corporate Counsel (January
                                                         1997-September 2002) and Vice
                                                         President (January
                                                         1999-September 2002) of
                                                         Federated Services Company.



Peter J. Germain           Vice President   Since        Vice President of the Trust,      N/A            N/A
Birth Date:                                 2002         BBH Prime Institutional Money
September 3, 1959                                        Market Fund, Inc., BBH Common
1001 Liberty Avenue                                      Settlement II Fund, Inc., BBH
Pittsburgh, PA                                           Fund, Inc. and BBH U.S. Money
15222-3779                                               Market Portfolio (since August
                                                         2002); Senior Vice President
                                                         (since November 1997) of
                                                         Federated Services Company.


Judith J. Mackin           Vice President   Since        Vice President of the Trust,      N/A            N/A
Birth Date:                                 2002         BBH Prime Institutional Money
May 30, 1960                                             Market Fund, Inc., BBH Common
1001 Liberty Avenue                                      Settlement II Fund, Inc., BBH
Pittsburgh, PA                                           Fund, Inc. and BBH U.S. Money
15222-3779                                               Market Portfolio (since August
                                                         2002); Vice President (since
                                                         November 1997) of Federated
                                                         Services Company.

TRUSTEES AND OFFICERS OF BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
(unaudited)


                                                                                           Number of
                                            Term of                                        Funds/
                                            Office#                                        Portfolio in   Other
                           Position(s)      and                                            Fund           Trustee/
                           Held with        Length                                         Complex        Directorships
Name, Birth Date           Trust/           of Time      Principal Occupation(s) During    Overseen by    Held by
and Address                Portfolio        Served       Past 5 Years                      Trustee^       Trustee
-----------------------------------------------------------------------------------------------------------------------
Victor R. Siclari          Assistant        Since        Assistant Secretary of the        N/A            N/A
Birth Date:                Secretary        2002         Trust, BBH Prime Institutional
November 17, 1961                                        Money Market Fund, Inc., BBH
1001 Liberty Avenue                                      Common Settlement II Fund,
Pittsburgh, PA                                           Inc., BBH Fund, Inc. and the
15222-3779                                               BBH U.S. Money Market
                                                         Portfolio (since August 2002);
                                                         Partner, ReedSmith, LLP (since
                                                         October 2002); Vice President
                                                         (March 1996-September 2002)
                                                         and Senior Corporate Counsel
                                                         (July 1998-September 2002) of
                                                         Federated Investors, Inc.


Nancy D. Osborn            Assistant        Since        Assistant Secretary of the        N/A            N/A
Birth Date:                Secretary        2002         Trust, BBH Prime Institutional
May 4, 1966                                              Money Market Fund, Inc., BBH
140 Broadway                                             Common Settlement II Fund,
New York, NY 10005                                       Inc., BBH Fund, Inc. and BBH
                                                         U.S. Money Market Portfolio
                                                         (since August 2002); Assistant
                                                         Vice President (since April
                                                         2003) and Associate (April
                                                         1996-March 2003) of BBH & Co.



John C. Smith              Assistant        Since        Assistant Treasurer of the        N/A            N/A
Birth Date:                Treasurer        2002         Trust, BBH Prime Institutional
August 2, 1965                                           Money Market Fund, Inc., BBH
50 Milk Street                                           Common Settlement II Fund,
Boston, MA 02109                                         Inc., BBH Fund, Inc. and BBH
                                                         U.S. Money Market Portfolio
                                                         (since August 2002); Assistant
                                                         Vice President (since
                                                         September 2001), Associate
                                                         (September 2000-August 2001)
                                                         and Senior Analyst (June
                                                         1999-August 2000) of BBH & Co.


FINANCIAL STATEMENT  JUNE 30, 2004

TRUSTEES AND OFFICERS OF BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
(unaudited)


                                                                                           Number of
                                            Term of                                        Funds/
                                            Office#                                        Portfolio in   Other
                           Position(s)      and                                            Fund           Trustee/
                           Held with        Length                                         Complex        Directorships
Name, Birth Date           Trust/           of Time      Principal Occupation(s) During    Overseen byHeld by
and Address
Portfolio        Served       Past 5 Years                      Trustee^       Trustee
-----------------------------------------------------------------------------------------------------------------------
Gregory V. Lomakin         Assistant        Since        Assistant Treasurer of the        N/A            N/A
Birth Date:                Treasurer        2002         Trust, BBH Prime Institutional
February 23, 1965                                        Money Market Fund, Inc., BBH
50 Milk Street                                           Common Settlement II Fund,
Boston, MA 02109                                         Inc., BBH Fund, Inc. and BBH
                                                         U.S. Money Market Portfolio
                                                         (since August 2002); Vice
                                                         President (since April 2003),
                                                         Assistant Vice President
                                                         (April 2001-March 2003), and
                                                         Associate (May 1992-March
                                                         2001) of BBH & Co.

----------
# Each Trustee of the Trust holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All Officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's by-laws).

^ The Fund Complex consists of the Trust, BBH Prime Institutional Money Market Fund, Inc., BBH Common Settlement II Fund, Inc., BBH Fund, Inc. and BBH U.S. Money Market Portfolio. The Trust has four series, and BBH Fund, Inc. has four series.

Investment Adviser and Administrator
Brown Brothers Harriman
140 Broadway
New York, NY 10005

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Shareholder Servicing Agent
Brown Brothers Harriman
140 Broadway
New York, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.


  [LOGO] Brown Brothers Harriman



ITEM 2.  CODE OF ETHICS.

(a) As of June 30, 2004 the registrant has adopted a code of ethics that applies to the principle executive officer, principle financial officer, and principle accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

a) The Trust's board has designated two members of the audit committee as financial experts.
b) The independent audit committee members
 	Arthur Miltenberger and David Feldman
	are the designated audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a)	Disclosure of the aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the annual financial statements or services that are normally provided with statutory and regulatory filings or engagements for those fiscal years.

				Audit Fee	Security Count Fee	Total Billed
June 30, 2004		$ 62,800		0			$ 62,800
March 31, 2004 			0	$  4,500			   4,500
October 31, 2003			0	   5,100		         5,100
August 29, 2003			0	   4,500                   4,500
June 30, 2003		  70,150		0			   70,150
March 31, 2003			0	   4,500			    4,500
October 31, 2002			0	   4,500			    4,500
September 30, 2002		0	   4,500			    4,500
======================================================================
Total				$ 132,950	$ 27,600$               $ 160,550


b)	Disclosure of other fees assurance and related services fees billed in the last two fiscal years that are reasonably related to the performance of the audit and are not reported in (a).

    NONE

c)	Disclosure of fees billed in the last two fiscal years for tax advice, tax compliance and tax planning.

				Tax Compliance	Total Billed
       June 30, 2004	$ 12,000		$ 12,000
       June 30, 2003	  12,000		  12,000
       Total			$ 24,000		$ 24,000

d) Disclosure of all other fees billed in the last two fiscal years.

       NONE

e) 1.) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES
       Audit services provided by the Funds' auditors (the "Auditors") on behalf of the Funds shall be pre-approved of the entire audit committee.

       Non-audit services provided by the Auditors on behalf of the Funds shall be pre-approved by the Audit Committee, except that such services may be pre-approved solely by the chairman of the Audit Committee if the fee for such services does not exceed $5,000 per Fund.

       Non-audit services performed by the Auditors on behalf of BBH&Co. and that requires pre-approval shall be pre-approved by the Audit Committee, except that such services may be pre-approved solely by the chairman of the Audit Committee if the fees for such services do not exceed $15,000.


f) If greater than 50 percent, disclosure of the percentage of hours expended on principal accountant's engagement to audit the registrants financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principle accountants'
 full-time, permanent employees.

       NONE

g)	Disclosure of non-audit fees billed by the registrant's accountant to the registrant and rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


       AIMR Work				$  95,000
       Aetna Claims Review		   59,991
       Sarbanes-Oxley Review	    	   16,000
       Miscellaneous			    9,700

h)	Disclosure of whether the registrant's audit committee of the board of directors has considered whether the provision of the non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principle accountant's independence.

 The audit committee of the board of directors has considered whether the provision of the non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principle accountant's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
(a)  The Trust has a separately designated audit committee.    The members of
	the audit committee are:  Eugene P. Beard ,Richard Carpenter,
	David P. Feldman, J. Angus Ivory, Alan G. Lowy and Arthur D. Miltenberger,


ITEM 6.  [RESERVED]
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable all series of the Trust are open end management investment companies.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.
ITEM 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

I, John A. Nielsen, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH Money Market Fund, BBH U.S. Treasury Money Fund,
      BBH Tax Free Short/Intermediate Fixed income Fund and BBH Tax Exempt Money Fund ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

	a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

a.	all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal
		controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: September 7, 2004

/s/ John A. Nielsen
______________________________________
John A. Nielsen
President - Principal Executive Officer



I, Michael D. Martins, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH Money Market Fund, BBH U.S. Treasury Money Fund,
      BBH Tax Free Short/Intermediate Fixed income Fund and BBH Tax Exempt Money Fund ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances
	under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.	evaluated the effectiveness of the registrant's disclosure
        controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

       c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation
	     as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

       a. all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and
      b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: September 7, 2004

/s/Michael D. Martins
_______________________________________
Michael D. Martins
Treasurer - Principal Financial Officer



                          SECTION 906 CERTIFICATION
Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of BBH Trust on behalf of: BBH Money Market Fund, BBH U.S. Treasury Money Fund, BBH Tax Free Short/Intermediate Fixed income Fund and BBH Tax Exempt Money Fund ("registrant"), hereby certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended 12/31/03
(the "Report") fully
 complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities and Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects,the financial condition and results of operations of the Registrant.


Dated: September 7, 2004

/s/John A. Nielsen
____________________________________________
John A. Nielsen
Title: President, Principal Executive Officer



Dated: September 7, 2004

/s/Michael D. Martins
____________________________________________
Michael D. Martins
Title: Treasurer, Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 		BBH TRUST
             -------------------------------------


By (Signature and Title)* /s/ John A. Nielsen
                           -----------------------------------------------------
                           John A. Nielsen, President
                           (Principle Executive Officer)Date:  September 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*/s/ Michael D. Martins
	 ------------------------------------------------------
                          Michael D. Martins, Treasurer
                          (Principal Financial Officer)

Date:  September 7, 2004


* Print name and title of each signing officer under his or her signature.




BBH Trust June 30, 2004 NCSR
Trust June 30, 2004 NCSR  page 108